UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Davis Opportunity Fund	3
Davis Government Bond Fund	4
Davis Financial Fund	4
Davis Appreciation & Income Fund	5
Davis Real Estate Fund	6

Fund Overview:
Davis Opportunity Fund	11
Davis Government Bond Fund	12
Davis Government Money Market Fund	13
Davis Financial Fund	14
Davis Appreciation & Income Fund	15
Davis Real Estate Fund	16

Expense Example	17

Schedule of Investments:
Davis Opportunity Fund	20
Davis Government Bond Fund	25
Davis Government Money Market Fund	28
Davis Financial Fund	31
Davis Appreciation & Income Fund	34
Davis Real Estate Fund	40

Statements of Assets and Liabilities	43

Statements of Operations	45

Statements of Changes in Net Assets	46

Notes to Financial Statements	48

Financial Highlights	63

Fund Information	71

Director Approval of Advisory Agreements	72

Directors and Officers	76

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis

President

August 3, 2007

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2007, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 6.96%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 3.4% in the second quarter after increasing 0.6% in the first quarter of 2007. Interest rates, as measured by the 10-year Treasury bond, began 2007 just below 4.6% and increased to 5.1% by the end of the second quarter.

The industry sectors within the S&P 500® Index that turned in the strongest performance were energy, materials, and telecommunication services. The industry sectors that turned in the weakest performance were banking, diversified financials, real estate, and consumer discretionary.

Davis Opportunity Fund

Performance Overview

Davis Opportunity Fund’s Class A shares delivered a total return on net asset value of 5.96% for the six-month period ended June 30 20072, compared to its benchmark, the Russell 3000® Index1, which returned 7.11%.

Consumer discretionary companies were the most important contributors3 to performance and the Fund had more invested in consumer discretionary companies than in any other single sector. The Fund’s consumer discretionary holdings out-performed the corresponding sector within the Index. Garmin4, Hunter Douglas, Expedia, Apollo Group, and Mohawk Industries were among the top contributors to performance. Netflix, Harley-Davidson, and Toll Brothers were among the top detractors from performance. The Fund no longer owns Toll Brothers.

The Fund made substantial investments in insurance companies. The Fund’s insurance holdings under-performed the corresponding sector within the Index as well as the overall Index. Power Corp. of Canada was among the top contributors to performance. Brown & Brown and MBIA were among the top detractors from performance.

The telecommunication service and material sectors both turned in strong performance for the Index. The Fund’s holdings in both of these sectors under-performed the corresponding sector within the Index. Covad Communications, a telecommunication services company, was among the top detractors from performance.

Information technology companies make up one of the largest sectors in the Index and this sector out-performed the Index itself. The Fund’s relative performance was harmed both by a lower relative weighting in this strongly performing sector and by owning information technology companies that under-performed the corresponding sector within the Index. Texas Instruments was among the top contributors to performance. Molex was among the top detractors from performance.

Other individual companies making important contributions to performance included Transocean, an energy company, and American Standard, a capital goods company. Other individual companies detracting from performance included Lotte Chilsung, a food, beverage, and tobacco company, and Wachovia, a banking company.

The Fund had approximately 20% of its assets invested in foreign companies at June 30, 2007. As a group, the foreign companies owned by the Fund out-performed the Index over the period.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Government Bond Fund

Performance Overview

Davis Government Bond Fund’s Class A shares earned 1.41% on net asset value for the six-month period ended June 30, 20072, compared with its benchmark the Citigroup U.S. Treasury/Agency 1-3 Year Index1 which returned 2.12% The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

The Fund’s mortgaged-backed securities harmed performance as these securities under-performed both treasury and agency securities. The Fund benefited by investing in securities offering a higher current yield, and by maintaining a slightly longer effective duration. However, these benefits were not enough to offset the weak performance of its mortgaged-backed securities.

Davis Financial Fund

Performance Overview

Davis Financial Fund’s Class A shares returned 4.95% on net asset value for the six-month period ended June 30, 20072, compared with its benchmark, the Standard & Poor’s 500® Index1, which returned 6.96%.

Finanical service companies as a whole turned in a weaker performance than the Index. The Fund’s financial service companies out-performed the corresponding sector within the Index, but the Fund’s performance was harmed by a higher relative weighting in this poorly performing sector.

Diversified financial companies were the most important detractors from the Fund’s performance as they under-performed the corresponding sector within the Index as well as the overall Index. Ameriprise Financial4 and American Express were among the top contributors3 to performance. First Marblehead, Moody’s, and Oaktree Capital Group were among the top detractors from performance.

The Fund’s largest sector holdings were in insurance companies and these companies were also the most important contributors to performance. The Fund’s insurance holdings out-performed the corresponding sector within the Index. Loews, Transatlantic Holdings, Everest Re Group, and China Life were among the top contributors to performance. American International Group and Progressive were among the top detractors from performance.

Banking companies also made positive contributions to performance. The Fund’s banking companies out-performed the corresponding sector within the Index. State Bank of India and Commerce Bancorp were among the top contributors to performance. Wachovia was among the top detractors from performance. The Fund no longer owns Wachovia.

The Fund’s non-financial holdings overall also made positive contributions to performance. D&B Corp., a commercial service company, and Tyco International, a capital goods company, were among the top contributors to performance. Sealed Air, a materials company, and Altria, a food, beverage, and tobacco company, were among the top detractors from performance. The Fund no longer owns Altria.

The Fund ended the period with approximately 7% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund out-performed the S&P 500® Index.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Appreciation & Income Fund

Performance Overview

Davis Appreciation & Income Fund’s Class A shares returned 6.14% on net asset value for the six-month period ended June 30, 20072, compared with its benchmark, the Standard & Poor’s 500® Index1, which returned 6.96%.

The Fund’s investment strategy is to attempt to use stocks, bonds, convertible securities, and cash to structure a portfolio which will participate in at least 80% of the increase in the S&P 500® Index during market increases and not decline by more than 50% of the decrease in the Index during market declines. The Fund’s investment strategy was successful as it participated in over 88% of the S&P 500® Index’s increase over the six months. There can be no assurance that the Fund will actually perform in line with our strategy because there can be no assurance that the securities the Fund purchases will increase in value when the Index increases in value, or that the investments will provide downside protection when the Index declines in value.

The Fund’s common stock holdings performed well, and were the primary contributors3 to performance. Common stock holdings in Amazon.com4, an internet retail company, Tyson Foods, a food processing company, and General Growth Properties, a real estate company, were among the most important contributors to performance. Common stock holdings in Whole Foods Market, a food retail company, and J.C. Penney, a department store, were among the most important detractors from performance.

The Fund’s largest holdings were in convertible bonds, and while under-performing the Index, they were the second most important contributors to performance. Convertible bond holdings in Quanta Services, a capital goods company, Lehman Brothers, which is convertible into Devon Energy, an energy company, and Intel, a semiconductor company, were among the most important contributors to performance. Convertible bond holdings in Reckson, Host Hotels & Resorts, and ProLogis, all real estate companies, were among the most important detractors from performance.

The Fund continues to hold a cash position while working to identify attractive long-term investment opportunities. In the meantime, the Fund has hedged a portion of its cash position by entering into S&P futures contracts.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund

Performance Overview

Davis Real Estate Fund’s Class A shares decreased by 4.88% on net asset value during the six-month period ended June 30, 20072, compared with a decrease of 6.19% for the Dow Jones Wilshire Real Estate Securities Index1. Real Estate companies as a whole performed poorly, turning in a negative performance.

Transportation companies were the most important contributors3 to performance. The strong performance of these companies in addition to the Fund’s cash position, which helped relative performance during the weak market for real estate companies, were the primary reasons that the Fund out-performed the Index. Florida East Coast Industries4, Alexander & Baldwin, and Burlington Northern Santa Fe were among the most important contributors to performance.

The Fund’s largest holdings were in office REITs and they were one of the most important detractors from performance. Office REITS were the weakest sector of the Index. The Fund’s relative performance was harmed both by a higher relative weighting in this poorly performing sector and by owning office REITs that under-performed the corresponding sector within the Index. Corporate Office Properties, Duke Realty, and Boston Properties were among the most important detractors from performance.

The Fund’s second largest holdings were in retail REITs and these also detracted from performance. The Fund’s retail REITs under-performed the corresponding sector within the Index as well as the overall Index. General Growth Properties and Macerich were among the most important contributors to performance. Kimco Realty, Developers Diversified, and Regency Centers were among the most important detractors from performance. The Fund no longer owns Developers Diversified and Macerich.

Other individual companies making important contributions to performance included Forest City, a real estate management & development company, and Prologis, an industrial REIT. Other individual companies detracting from performance included Cousins Properties, a diversified REIT, Brixton, an industrial REIT, and Ventas, a specialized REIT.

The Fund had approximately 10% of its assets invested in foreign companies at June 30, 2007. As a group, the foreign companies owned by the Fund under-performed the Index.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risk of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

[1]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.  The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

III. The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government Securities’ performance.

IV. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2007 and the annualized operating gross expense ratios for the six months ended June 30, 2007:

(without a 4.75% sales charge taken into consideration)
					EXPENSE
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION	RATIO
Davis Opportunity – A*	17.53%	14.72%	10.82%	14.60% - 12/01/94	1.06%
Davis Government Bond – A	4.13%	2.18%	3.83%	4.47% - 12/01/94	1.05%
Davis Financial – A	23.02%	13.23%	10.42%	16.41% - 05/01/91	0.97%
Davis Appreciation & Income – A	15.52%	12.53%	7.95%	11.02% - 05/01/92	1.02%
Davis Real Estate – A	13.74%	20.07%	12.78%	14.67% - 01/03/94	1.08%

(with a 4.75% sales charge taken into consideration)
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Davis Opportunity – A*	11.96%	13.60%	10.28%	14.15% - 12/01/94
Davis Government Bond – A	(0.76)%	1.18%	3.32%	4.06% - 12/01/94
Davis Financial – A	17.19%	12.14%	9.88%	16.06% - 05/01/91
Davis Appreciation & Income – A	10.02%	11.44%	7.42%	10.67% - 05/01/92
Davis Real Estate – A	8.33%	18.91%	12.23%	14.26% - 01/03/94

				FUND
BENCHMARK INDEX	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Russell 3000® Index	20.07%	11.53%	7.62%	11.98% - 12/01/94
Citigroup U.S. Treasury/Agency
1-3 Year Index	5.20%	2.89%	4.72%	5.25% - 12/01/94
Standard & Poor’s 500® Index	20.59%	10.70%	7.13%	11.17% - 05/01/91
				10.99% - 05/01/92
Dow Jones Wilshire Real Estate
Securities Index	11.73%	19.52%	13.60%	14.24% - 01/03/94

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratios. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*   In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3    A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4    This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS OPPORTUNITY FUND

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock	93.76%	Technology	15.45%	15.51%
Convertible Bonds	0.86%	Insurance	12.62%	4.49%
Short Term Investments	5.63%	Health Care	9.75%	11.47%
Other Assets & Liabilities	(0.25)%	Consumer Durables & Apparel	9.36%	1.50%
	100.00%	Retailing	7.84%	3.54%
		Diversified Financials	7.63%	8.73%
		Capital Goods	7.06%	8.99%
		Media	5.60%	3.46%
		Banks	4.63%	5.18%
		Other	4.60%	16.37%
		Telecommunication Services	4.35%	3.50%
		Energy	3.51%	10.14%
		Food, Beverage & Tobacco	3.43%	4.26%
		Consumer Services	2.28%	2.19%
		Automobiles & Components	1.89%	0.67%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Garmin Ltd.	Consumer Durables & Apparel	4.66%
Hunter Douglas NV	Consumer Durables & Apparel	3.11%
Markel Corp.	Property & Casualty Insurance	3.03%
E*TRADE Financial Corp.	Capital Markets	2.73%
Omnicare, Inc.	Health Care Equipment & Services	2.53%
Transocean Inc.	Energy	2.42%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.36%
Google Inc., Class A	Software & Services	2.14%
Molex Inc., Class A	Technology Hardware & Equipment	2.13%
Agilent Technologies, Inc.	Technology Hardware & Equipment	2.12%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT BOND FUND

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Fixed Income)

Fixed Income	99.92%	Fannie Mae Mortgage Pools	38.80%
Short Term Investments	0.36%	Government Agency Notes	29.67%
Other Assets & Liabilities	(0.28)%	Freddie Mac Mortgage Pools	15.64%
	100.00%	Collateralized Mortgage
		Obligations	14.12%
		Ginnie Mae Mortgage Pools	1.77%
			100.00%

Top 10 Holdings

		% of Fund’s
Security	Sector	Net Assets
Fannie Mae, 6.00%, 09/01/17 Pool No. 665776	Fannie Mae Pools	10.19%
Fannie Mae, 5.45%, 12/25/20	Collateralized Mortgage Obligations	8.58%
Federal Home Loan Bank, 0.14312%, 07/17/08	Government Agency Notes	6.46%
Fannie Mae, 4.50%, 10/01/18 Pool No. 740825	Fannie Mae Pools	6.26%
Fannie Mae, 4.50%, 06/01/18 Pool No. 727579	Fannie Mae Pools	6.11%
Fannie Mae, 6.00%, 05/15/08	Government Agency Notes	4.57%
Federal Home Loan Bank, 3.875%, 09/14/07	Government Agency Notes	4.31%
Freddie Mac, 4.732%, 04/01/35 Pool No. 782528	Freddie Mac Pools	4.16%
Fannie Mae, 5.039%, 01/01/36 Pool No. 848973	Fannie Mae Pools	3.71%
Freddie Mac, 5.00%, 08/15/14	Collateralized Mortgage Obligations	3.68%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT MONEY MARKET FUND

At June 30, 2007 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	52.32%	0-30 Days	71.33%
Federal Home Loan Bank	18.14%	31-90 Days	3.67%
Fannie Mae	12.95%	91-180 Days	9.70%
Freddie Mac	5.48%	181-391 Days	15.30%
Freddie Mac Mortgage Pool	1.34%		100.00%
Private Export Funding	0.69%
Other Assets & Liabilities	9.08%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS FINANCIAL FUND

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	S&P 500®
Common Stock	99.75%	Insurance	36.88%	4.73%
Short Term Investments	0.36%	Diversified Financials	33.41%	10.36%
Other Assets & Liabilities	(0.11)%	Commercial Services & Supplies	8.55%	0.54%
	100.00%	Banks	8.31%	5.14%
		Capital Goods	8.20%	8.59%
		Materials	2.82%	3.11%
		Consumer Services	1.83%	1.65%
		Technology	–	15.38%
		Health Care	–	11.65%
		Energy	–	10.77%
		Other	–	28.08%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	11.78%
Transatlantic Holdings, Inc.	Reinsurance	10.03%
D&B Corp.	Commercial Services & Supplies	8.53%
Tyco International Ltd.	Capital Goods	8.18%
Loews Corp.	Multi-Line Insurance	7.40%
American International Group, Inc.	Multi-Line Insurance	5.72%
Moody’s Corp.	Diversified Financial Services	5.36%
First Marblehead Corp.	Consumer Finance	5.15%
JPMorgan Chase & Co.	Diversified Financial Services	4.88%
Commerce Bancorp, Inc.	Commercial Banks	4.41%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS APPRECIATION & INCOME FUND

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Convertible Bonds	34.56%	Technology	14.36%	15.38%
Common Stock	34.08%	Capital Goods	11.67%	8.59%
Convertible Preferred Stocks	2.88%	Retailing	11.20%	3.31%
Corporate Bonds	2.56%	Real Estate	10.66%	1.25%
Short Term Investments	25.41%	Energy	8.66%	10.77%
Other Assets & Liabilities	0.51%	Commercial Services & Supplies	7.35%	0.54%
	100.00%	Food, Beverage & Tobacco	6.37%	4.79%
		Food & Staples Retailing	4.88%	2.34%
		Health Care	4.49%	11.65%
		Diversified Financials	4.27%	10.36%
		Household & Personal Products	3.43%	2.15%
		Utilities	3.26%	3.51%
		Materials	3.06%	3.11%
		Media	2.43%	3.36%
		Insurance	2.23%	4.73%
		Other	1.68%	14.16%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	Semiconductors & Semiconductor
	Equipment	3.48%
Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	Energy	3.23%
Lehman Brothers Holdings Inc., Conv. Notes
(Convertible into Devon Energy Corp.), 0.25%, 08/23/11	Energy	2.84%
Whole Foods Market, Inc.	Food & Staples Retailing	2.76%
Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	Capital Goods	2.70%
Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	Real Estate	2.32%
Amazon.com, Inc.	Retailing	2.06%
Universal Health Services, Inc., Class B	Health Care Equipment & Services	2.04%
Coca-Cola Co.	Food, Beverage & Tobacco	2.02%
Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	Retailing	1.98%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS REAL ESTATE FUND

At June 30, 2007 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire
Common Stock	84.14%			Real Estate
Convertible Bonds	9.20%		Fund	Securities Index
Preferred Stocks	0.39%	Office REITS	22.27%	16.68%
Short Term Investments	3.35%	Retail REITS	16.76%	27.70%
Other Assets & Liabilities	2.92%	Real Estate Management & Development	14.64%	3.33%
	100.00%	Industrial REITS	10.46%	8.08%
		Diversified REITS	9.10%	9.38%
		Transportation	8.72%	–
		Specialized REITS	8.00%	14.51%
		Residential REITS	7.01%	20.32%
		Capital Goods	2.42%	–
		Mortgage REITS	0.62%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.85%
Alexandria Real Estate Equities, Inc.	Office REITS	5.78%
Ventas, Inc.	Specialized REITS	5.00%
Vornado Realty Trust,
Conv. Sr. Deb., 3.625%, 11/15/26	Diversified REITS	4.30%
Brixton PLC	Industrial REITS	4.25%
Cousins Properties, Inc.	Diversified REITS	4.23%
Boston Properties, Inc.	Office REITS	4.04%
Corporate Office Properties Trust	Office REITS	3.86%
Kimco Realty Corp.	Retail REITS	3.86%
General Growth Properties, Inc.	Retail REITS	3.72%

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/07)	(06/30/07)	(01/01/07-06/30/07)
Davis Opportunity Fund
Class A (annualized expense ratio 1.06%**)
Actual	$1,000.00	$1,059.59	$5.41
Hypothetical	$1,000.00	$1,019.54	$5.31
Class B (annualized expense ratio 1.85%**)
Actual	$1,000.00	$1,055.86	$9.43
Hypothetical	$1,000.00	$1,015.62	$9.25
Class C (annualized expense ratio 1.81%**)
Actual	$1,000.00	$1,055.81	$9.23
Hypothetical	$1,000.00	$1,015.82	$9.05
Class Y (annualized expense ratio 0.78%**)
Actual	$1,000.00	$1,061.15	$3.99
Hypothetical	$1,000.00	$1,020.93	$3.91

Davis Government Bond Fund
Class A (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,014.06	$5.24
Hypothetical	$1,000.00	$1,019.59	$5.26
Class B (annualized expense ratio 1.77%**)
Actual	$1,000.00	$1,010.31	$8.82
Hypothetical	$1,000.00	$1,016.02	$8.85
Class C (annualized expense ratio 1.78%**)
Actual	$1,000.00	$1,010.14	$8.87
Hypothetical	$1,000.00	$1,015.97	$8.90
Class Y (annualized expense ratio 0.91%**)
Actual	$1,000.00	$1,014.48	$4.55
Hypothetical	$1,000.00	$1,020.28	$4.56

Davis Government Money Market Fund
Class A, B, & C (annualized expense ratio 0.55%**)
Actual	$1,000.00	$1,023.78	$2.76
Hypothetical	$1,000.00	$1,022.07	$2.76

Davis Financial Fund
Class A (annualized expense ratio 0.97%**)
Actual	$1,000.00	$1,049.47	$4.93
Hypothetical	$1,000.00	$1,019.98	$4.86
Class B (annualized expense ratio 1.87%**)
Actual	$1,000.00	$1,044.86	$9.48
Hypothetical	$1,000.00	$1,015.52	$9.35
Class C (annualized expense ratio 1.83%**)
Actual	$1,000.00	$1,045.19	$9.28
Hypothetical	$1,000.00	$1,015.72	$9.15
Class Y (annualized expense ratio 0.82%**)
Actual	$1,000.00	$1,050.24	$4.17
Hypothetical	$1,000.00	$1,020.73	$4.11

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/07)	(06/30/07)	(01/01/07-06/30/07)
Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.02%**)
Actual	$1,000.00	$1,061.44	$5.21
Hypothetical	$1,000.00	$1,019.74	$5.11
Class B (annualized expense ratio 1.85%**)
Actual	$1,000.00	$1,057.13	$9.44
Hypothetical	$1,000.00	$1,015.62	$9.25
Class C (annualized expense ratio 1.82%**)
Actual	$1,000.00	$1,057.04	$9.28
Hypothetical	$1,000.00	$1,015.77	$9.10
Class Y (annualized expense ratio 0.76%**)
Actual	$1,000.00	$1,062.54	$3.89
Hypothetical	$1,000.00	$1,021.03	$3.81

Davis Real Estate Fund
Class A (annualized expense ratio 1.08%**)
Actual	$1,000.00	$951.19	$5.22
Hypothetical	$1,000.00	$1,019.44	$5.41
Class B (annualized expense ratio 1.87%**)
Actual	$1,000.00	$947.38	$9.03
Hypothetical	$1,000.00	$1,015.52	$9.35
Class C (annualized expense ratio 1.83%**)
Actual	$1,000.00	$947.69	$8.84
Hypothetical	$1,000.00	$1,015.72	$9.15
Class Y (annualized expense ratio 0.74%**)
Actual	$1,000.00	$952.95	$3.58
Hypothetical	$1,000.00	$1,021.12	$3.71

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 19 for a description of the “Expense Example”.

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. The “Financial Highlights” tables included in this report also show the gross expense ratios, without such reductions or reimbursements.

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/07 to 06/30/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND

Value
Shares	Security	(Note 1)
COMMON STOCK – (93.76%)

AUTOMOBILES & COMPONENTS – (1.79%)
376,080	Harley-Davidson, Inc.	$22,418,129
CAPITAL GOODS – (6.68%)
425,660	American Standard Cos, Inc.	25,105,427
1,274,010	Blount International, Inc.*	16,664,051
437,390	Franklin Electric Co., Inc.	20,616,378
172,490	Taeyoung Engineering & Construction (South Korea)	2,053,786
572,230	Tyco International Ltd.	19,335,652
		83,775,294
CAPITAL MARKETS – (4.51%)
1,552,390	E*TRADE Financial Corp.*	34,284,533
85,452	Julius Baer Holding, Ltd. AG (Switzerland)	6,149,186
164,210	Legg Mason, Inc.	16,154,980
		56,588,699
COMMERCIAL BANKS – (4.38%)
922,472	Anglo Irish Bank Corp. PLC (Ireland)	18,852,637
527,570	Commerce Bancorp, Inc.	19,514,814
324,234	Wachovia Corp.	16,616,992
		54,984,443
COMMERCIAL SERVICES & SUPPLIES – (0.39%)
47,500	D&B Corp.	4,891,550
CONSUMER DURABLES & APPAREL – (8.86%)
790,110	Garmin Ltd.	58,416,783
412,254	Hunter Douglas NV (Netherlands)	39,068,698
135,970	Mohawk Industries, Inc.*	13,704,416
		111,189,897
CONSUMER SERVICES – (2.16%)
235,300	Apollo Group, Inc., Class A*	13,735,638
409,440	Yum! Brands, Inc.	13,396,877
		27,132,515
DIVERSIFIED FINANCIAL SERVICES – (2.71%)
10,600	Nymex Holdings Inc.	1,331,678
194,000	Oaktree Capital Group LLC* (b)	7,954,000
220,471	Pargesa Holding S.A., Bearer Shares (Switzerland)	24,691,308
		33,976,986
ENERGY – (3.32%)
231,040	Tenaris S.A., ADR (Luxembourg)	11,311,718
286,120	Transocean Inc.*	30,322,998
		41,634,716

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (1.22%)
158,000	Costco Wholesale Corp.	$9,243,790
159,420	Whole Foods Market, Inc.	6,104,192
		15,347,982
FOOD, BEVERAGE & TOBACCO – (3.25%)
179,855	Heineken Holding NV (Netherlands)	9,335,334
8,060	Lotte Chilsung Beverage Co., Ltd. (South Korea)	10,373,264
11,180	Lotte Confectionery Co., Ltd. (South Korea)	14,884,884
61,370	Nong Shim Holdings Co., Ltd. (South Korea)	6,151,282
		40,744,764
HEALTH CARE EQUIPMENT & SERVICES – (5.72%)
206,690	Cardinal Health, Inc.	14,600,582
151,780	IDEXX Laboratories, Inc.*	14,356,870
880,180	Omnicare, Inc.	31,739,291
215,920	UnitedHealth Group Inc.	11,042,149
		71,738,892
HOUSEHOLD & PERSONAL PRODUCTS – (0.97%)
65,684	Pacific Corp. (South Korea)	12,157,779
INSURANCE BROKERS – (1.51%)
753,260	Brown & Brown, Inc.	18,936,956
LIFE & HEALTH INSURANCE – (2.32%)
111,690	AFLAC Inc.	5,740,866
633,330	Power Corp. of Canada (Canada)	23,371,230
		29,112,096
MATERIALS – (1.77%)
257,050	Sealed Air Corp.	7,973,691
334,570	Sigma-Aldrich Corp.	14,271,083
		22,244,774
MEDIA – (5.29%)
281,850	Lagardere S.C.A. (France)	24,585,719
726,570	Virgin Media Inc. (United Kingdom)	17,691,979
1,607,150	WPP Group PLC (United Kingdom)	24,156,483
		66,434,181
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (3.51%)
395,160	Johnson & Johnson	24,349,759
440,650	Pfizer Inc.	11,267,421
162,900	Thermo Fisher Scientific, Inc.*	8,425,188
		44,042,368

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (5.85%)
271,660	Ambac Financial Group, Inc.	$23,686,035
51,000	FPIC Insurance Group, Inc.*	2,077,995
78,455	Markel Corp.*	38,016,155
155,350	MBIA Inc.	9,665,877
		73,446,062
REINSURANCE – (2.26%)
55,690	Everest Re Group, Ltd.	6,050,162
153,110	RenaissanceRe Holdings Ltd.	9,491,289
179,545	Transatlantic Holdings, Inc.	12,771,036
		28,312,487
RETAILING – (7.42%)
206,050	Bed Bath & Beyond Inc.*	7,419,860
891,200	CarMax, Inc.*	22,725,600
557,425	Expedia, Inc.*	16,318,617
339,670	Lowe’s Cos, Inc.	10,424,472
1,259,530	Netflix Inc.*	24,428,584
35,600	Sears Holdings Corp.*	6,033,488
89,970	Target Corp.	5,722,092
		93,072,713
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.36%)
788,480	Texas Instruments Inc.	29,670,502
SOFTWARE & SERVICES – (7.42%)
1,330,752	Convera Corp., Class A*	5,748,849
114,000	First Data Corp.	3,724,380
338,210	Fiserv, Inc.*	19,215,401
51,330	Google Inc., Class A*	26,864,582
437,640	Iron Mountain Inc.*	11,435,533
804,800	Microsoft Corp.	23,709,408
116,550	Western Union Co.	2,427,736
		93,125,889
TECHNOLOGY HARDWARE & EQUIPMENT – (4.83%)
693,000	Agilent Technologies, Inc.*	26,638,920
251,330	Dell Inc.*	7,171,702
1,009,110	Molex Inc., Class A	26,776,734
		60,587,356

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (3.26%)
207,070	American Tower Corp., Class A*	$8,696,940
4,119,400	Covad Communications Group, Inc.*	3,707,460
350,170	SK Telecom Co., Ltd., ADR (South Korea)	9,577,149
915,700	Sprint Nextel Corp.	18,964,147
		40,945,696

Total Common Stock – (identified cost $889,312,004)	1,176,512,726

CONVERTIBLE BONDS – (0.86%)

TELECOMMUNICATION SERVICES – (0.86%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	10,738,000

SHORT TERM INVESTMENTS – (5.63%)

21,800,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $21,809,774
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $22,236,000)	21,800,000
9,955,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $9,959,438
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $10,154,100)	9,955,000
23,357,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $23,367,472
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $23,824,140)	23,357,000
15,571,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $15,577,981
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $15,882,420)	15,571,000

Total Short Term Investments – (identified cost $70,683,000)	70,683,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Total Investments – (100.25%) – (identified cost $965,595,004) – (a)	$1,257,933,726
Liabilities Less Other Assets – (0.25%)	(3,095,771)
Net Assets – (100.00%)	$1,254,837,955

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)        Aggregate cost for Federal Income Tax purposes is $980,446,210. At June 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$294,275,444
Unrealized depreciation	(16,787,928)
Net unrealized appreciation	$277,487,516

(b) Illiquid security – See Note 9 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND
		Value
Principal	Security	(Note 1)
MORTGAGES – (70.27%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (14.11%)
$1,625,000	Freddie Mac, 5.00%, 08/15/14	$1,620,016
567,836	Freddie Mac, 4.00%, 10/15/17	566,481
249,301	Freddie Mac, 4.00%, 12/15/17	248,706
3,837,556	Fannie Mae, 5.45%, 12/25/20	3,772,862
		6,208,065
FANNIE MAE POOLS – (38.77%)
398,082	6.12%, 10/01/08 Pool No. 380999	398,434
4,447,372	6.00%, 09/01/17 Pool No. 665776	4,483,924
2,819,665	4.50%, 06/01/18 Pool No. 727579	2,688,727
2,889,827	4.50%, 10/01/18 Pool No. 740825	2,755,631
888,136	4.50%, 04/01/19 Pool No. 773538	844,950
222,166	6.50%, 07/01/32 Pool No. 635069	226,553
407,484	4.684%, 01/01/33 Pool No. 681153 (b)	409,777
1,355,666	4.697%, 05/01/35 Pool No. 826242 (b)	1,322,375
1,665,364	5.039%, 01/01/36 Pool No. 848973 (b)	1,632,152
684,597	5.602%, 03/01/36 Pool No. 843396 (b)	686,199
1,607,803	5.621%, 04/01/36 Pool No. 851605 (b)	1,608,356
		17,057,078
FREDDIE MAC POOLS – (15.63%)
147,452	4.00%, 07/01/08 Pool No. M90826	145,470
1,157,195	3.50%, 08/01/08 Pool No. M90830	1,133,239
728,622	3.00%, 10/01/10 Pool No. M91001	682,445
1,398,527	3.50%, 02/01/11 Pool No. M80909	1,323,006
977,352	3.50%, 04/01/11 Pool No. M91016	923,048
892,753	3.50%, 04/01/12 Pool No. M80974	840,639
1,903,454	4.732%, 04/01/35 Pool No. 782528 (b)	1,830,103
		6,877,950
GINNIE MAE POOLS – (1.76%)
837,071	4.00%, 08/20/20 Pool No. 003811	776,227

	Total Mortgages – (identified cost $31,425,173)	30,919,320

GOVERNMENT AGENCY NOTES – (29.65%)
250,000	Fannie Mae, 4.00%, 04/01/08 (c)	247,929
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,011,277
200,000	Fannie Mae, 4.50%, 12/02/11	193,873
1,900,000	Federal Home Loan Bank, 3.875%, 09/14/07	1,894,562
1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	987,886
3,000,000	Federal Home Loan Bank, 0.14312%, 07/17/08 (b)	2,844,291

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)
		Value
Principal	Security	(Note 1)
GOVERNMENT AGENCY NOTES – (Continued)
$1,000,000	Federal Home Loan Bank, 4.00%, 08/28/08	$986,737
600,000	Federal Home Loan Bank, 3.785%, 11/21/08	588,658
1,000,000	Federal Home Loan Bank, 5.30%, 01/12/09	1,000,035
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	990,383
300,000	Federal Home Loan Bank, 4.00%, 12/30/10	288,400
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	298,096
230,000	Freddie Mac, 3.00%, 06/30/09	220,602
500,000	Freddie Mac, 4.00%, 09/17/12 (c)	491,026

	Total Government Agency Notes – (identified cost $13,082,884)	13,043,755

SHORT TERM INVESTMENTS – (0.36%)

48,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $48,022
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $48,960)	48,000
22,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $22,010
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $22,440)	22,000
52,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $52,023
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $53,040)	52,000
35,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $35,016
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $35,700)	35,000

	Total Short Term Investments – (identified cost $157,000)	157,000

	Total Investments – (100.28%) – (identified cost $44,665,057) – (a)	44,120,075
	Liabilities Less Other Assets – (0.28%)	(121,698)
	Net Assets – (100%)	$43,998,377

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

(a)  Aggregate cost for Federal Income Tax purposes is $44,665,057. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$30,045
Unrealized depreciation	(575,027)
Net unrealized depreciation	$(544,982)

(b)  The interest rates on adjustable rate securities, shown as of June 30, 2007, may change daily or less frequently and are based on indices of market interests rates.

(c)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

		Value
Principal	Security	(Note 1)
FANNIE MAE – (12.95%)
$800,000	4.15%, 07/13/07	$799,706
13,000,000	3.30%, 07/30/07	12,979,704
7,000,000	5.319%, 10/05/07 (b)	6,904,913
2,000,000	4.90%, 11/28/07	1,996,560
11,675,000	2.82%, 12/26/07	11,538,121
1,235,000	5.125%, 01/18/08	1,233,869
2,000,000	4.30%, 01/28/08	1,988,482
12,000,000	5.15%, 02/04/08	11,996,652
5,000,000	4.53%, 02/15/08	4,976,048
12,500,000	4.00%, 05/20/08 (d)	12,371,331
4,100,000	3.25%, 06/04/08	4,022,331

	Total Fannie Mae – (identified cost $70,807,717)	70,807,717

FEDERAL HOME LOAN BANK – (18.14%)
28,000,000	4.99%, 07/05/07 (c)	28,000,000
1,000,000	2.30%, 07/24/07	998,083
300,000	3.435%, 07/27/07	299,608
1,525,000	3.15%, 08/13/07	1,521,313
3,340,000	5.15%, 08/14/07	3,339,391
1,000,000	4.25%, 08/23/07 (d)	998,321
2,000,000	3.70%, 08/24/07	1,995,520
800,000	4.325%, 08/24/07	798,894
300,000	5.00%, 08/24/07	299,819
1,500,000	4.86%, 09/06/07 (c)	1,498,030
400,000	5.15%, 09/24/07	399,711
1,000,000	4.50%, 09/28/07	997,942
5,000,000	3.25%, 10/12/07 (d)	4,972,541
1,450,000	5.00%, 10/12/07 (d)	1,448,192
1,075,000	3.625%, 10/19/07	1,069,599
250,000	4.625%, 10/24/07	249,459
500,000	4.625%, 10/24/07	498,917
400,000	4.00%, 10/26/07	398,368
2,400,000	5.00%, 11/02/07 (d)	2,397,133
1,500,000	3.50%, 11/15/07	1,490,047
1,630,000	3.50%, 11/27/07	1,618,785
750,000	3.57%, 11/28/07	744,724
840,000	5.25%, 12/12/07 (d)	837,628
745,000	3.75%, 12/17/07	739,738
200,000	2.50%, 12/26/07	197,343
8,500,000	4.25%, 12/26/07 (d)	8,446,182

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)

$300,000	3.00%, 12/28/07	$296,695
1,000,000	3.00%, 12/28/07	989,476
1,325,000	3.07%, 01/15/08	1,309,509
6,000,000	3.50%, 01/22/08 (d)	5,942,506
21,000,000	5.04%, 01/24/08 (c)	21,000,000
500,000	3.10%, 01/29/08	493,860
1,000,000	4.27%, 04/11/08	991,927
1,000,000	4.10%, 05/19/08	989,288
1,000,000	3.75%, 06/16/08	985,671

	Total Federal Home Loan Bank – (identified cost $99,254,220)	99,254,220

FREDDIE MAC – (5.48%)
1,712,000	3.75%, 08/03/07	1,709,708
1,325,000	4.50%, 08/22/07	1,323,327
3,000,000	5.340%, 09/14/07 (b)	2,968,027
1,500,000	3.10%, 09/17/07	1,493,373
200,000	3.00%, 10/15/07	198,714
2,500,000	4.15%, 12/07/07	2,487,654
5,000,000	2.85%, 01/09/08	4,938,366
1,200,000	3.50%, 02/13/08	1,186,911
1,000,000	3.25%, 02/25/08	987,201
480,000	4.00%, 03/28/08 (d)	475,389
8,500,000	5.27%, 04/25/08	8,500,000
3,750,000	3.75%, 05/12/08	3,704,466

	Total Freddie Mac – (identified cost $29,973,136)	29,973,136

FREDDIE MAC MORTGAGE POOL – (1.34%)
415,780	5.50%, 08/01/07 Pool No. M90747	415,730
424,916	3.50%, 03/01/08 Pool No. M90813	419,764
2,964,991	4.00%, 03/01/08 Pool No. M90802	2,940,745
2,165,089	4.50%, 03/01/08 Pool No. M90803	2,153,964
1,442,550	3.50%, 06/01/08 Pool No. M90825	1,418,521

	Total Freddie Mac Pools – (identified cost $7,348,724)	7,348,724

PRIVATE EXPORT FUNDING – (0.69%)
3,000,000	6.49%, 07/15/07	3,001,282
800,000	3.40%, 02/15/08	790,502

	Total Private Export Funding – (identified cost $3,791,784)	3,791,784

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (52.32%)

$88,270,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $88,309,574
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $90,035,400)	$88,270,000
40,312,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $40,329,972
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $41,118,240)	40,312,000
94,575,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $94,617,401
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $96,466,500)	94,575,000
63,050,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $63,078,267
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $64,311,000)	63,050,000

	Total Repurchase Agreements – (identified cost $286,207,000)	286,207,000

Total Investments – (90.92%) – (identified cost $497,382,581) – (a)	497,382,581
Other Assets Less Liabilities– (9.08%)	49,676,579
Net Assets – (100%)	$547,059,160

(a) Aggregate cost for Federal Income Tax Purposes is $497,382,581.
(b) Zero coupon bonds reflect effective yield on the date of purchase.

(c)  The interest rates on floating rate securities, shown as of June 30, 2007, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS FINANCIAL FUND

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.75%)

CAPITAL GOODS – (8.18%)
2,450,000	Tyco International Ltd.	$82,785,500
CAPITAL MARKETS – (5.84%)
393,500	Ameriprise Financial, Inc.	25,014,795
592,000	Bank of New York Mellon Corp. (formerly Mellon Financial Corp.)	26,048,000
13,900	RHJ International* (Japan)	274,669
396,550	RHJ International, 144A* (Japan) (b)(d)	7,819,173
		59,156,637
COMMERCIAL BANKS – (8.29%)
1,208,000	Commerce Bancorp, Inc.	44,683,920
75,700	ICICI Bank Ltd., ADR (India)	3,720,655
402,350	State Bank of India, GDR (India)	35,487,270
		83,891,845
COMMERCIAL SERVICES & SUPPLIES – (8.53%)
838,750	D&B Corp.	86,374,475
CONSUMER FINANCE – (16.93%)
1,949,000	American Express Co.	119,239,820
1,351,000	First Marblehead Corp.	52,202,640
		171,442,460
CONSUMER SERVICES – (1.83%)
791,000	H&R Block, Inc.	18,485,670
DIVERSIFIED FINANCIAL SERVICES – (10.55%)
1,019,560	JPMorgan Chase & Co.	49,397,682
872,600	Moody’s Corp.	54,275,720
76,000	Oaktree Capital Group LLC* (c)	3,116,000
		106,789,402
LIFE & HEALTH INSURANCE – (2.70%)
510,033	China Life Insurance Co., Ltd., ADR (China)	27,373,471
MATERIALS – (2.81%)
918,000	Sealed Air Corp.	28,476,360
MULTI-LINE INSURANCE – (13.12%)
826,796	American International Group, Inc.	57,900,524
1,470,600	Loews Corp.	74,971,188
		132,871,712
PROPERTY & CASUALTY INSURANCE – (8.52%)
337,300	FPIC Insurance Group, Inc.*	13,743,289
88,200	Markel Corp.*	42,738,192
1,244,000	Progressive Corp. (Ohio)	29,768,920
		86,250,401

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)
Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

REINSURANCE – (12.45%)
225,000	Everest Re Group, Ltd.	$24,444,000
1,428,187	Transatlantic Holdings, Inc.	101,586,941
		126,030,941

Total Common Stock – (identified cost $457,626,796)	1,009,928,874

SHORT TERM INVESTMENTS – (0.36%)

$1,125,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,125,504
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $1,147,500)	1,125,000
514,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $514,229
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $524,280)	514,000
1,205,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $1,205,540
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $1,229,100)	1,205,000
804,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $804,360
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $820,080)	804,000

Total Short Term Investments – (identified cost $3,648,000)	3,648,000

Total Investments – (100.11%) – (identified cost $461,274,796) – (a)	1,013,576,874
Liabilities Less Other Assets – (0.11%)	(1,163,422)
Net Assets – (100.00%)	$1,012,413,452

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

(a)  Aggregate cost for Federal Income Tax purposes is $461,274,796. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$552,530,097
Unrealized depreciation	(228,019)
Net unrealized appreciation	$552,302,078

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $7,819,173, or 0.77% of the Fund’s net assets, as of June 30, 2007.

(c) Illiquid Security – See Note 9 of the Notes to Financial Statements.
(d)	Restricted Security – See Note 9 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Value
Shares/Principal	Security	(Note 1)
CONVERTIBLE PREFERRED STOCK – (2.88%)

CAPITAL GOODS – (0.62%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$5,418,462
TRANSPORTATION – (0.72%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	6,351,187
UTILITIES – (1.54%)
271,310	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	13,595,344

	Total Convertible Preferred Stock – (identified cost $18,314,926)	25,364,993

CONVERTIBLE BONDS – (34.56%)

CAPITAL GOODS – (3.34%)
$8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	23,768,125
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	5,663,700
		29,431,825
COMMERCIAL SERVICES & SUPPLIES – (4.03%)
15,710,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	16,102,750
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	8,404,375
10,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	11,025,000
		35,532,125
ENERGY – (6.07%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	25,048,000
29,000,000	Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	28,420,000
		53,468,000
MATERIALS – (1.56%)
13,500,000	Sealed Air Corp., Ser. 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (b)	13,736,250
MEDIA – (1.08%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c) (d) (f)	9,512,995
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.29%)
8,000,000	Amgen Inc., Conv. Sr. Notes, 0.125%, 02/01/11	7,280,000
4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	4,103,000
		11,383,000
REAL ESTATE – (7.44%)
13,000,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 04/15/27 (b)	12,073,750
11,500,000	Host Hotels & Resorts Inc., Ser. 144A Conv. Sr. Notes,
	2.625%, 04/15/27 (b)	10,580,000
12,000,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	11,370,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Principal/Shares	Security	(Note 1)
CONVERTIBLE BONDS – (Continued)

REAL ESTATE – (Continued)
$10,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes
	(Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	$11,012,500
21,000,000	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	20,475,000
		65,511,250
RETAILING – (1.98%)
17,000,000	Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	17,403,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (5.82%)
5,000,000	Agere Systems Inc., Conv. Sub. Notes, 6.50%, 12/15/09	5,106,250
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,233,700
32,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	30,680,000
10,220,000	International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07	10,245,550
		51,265,500
TECHNOLOGY HARDWARE & EQUIPMENT – (1.95%)
18,500,000	JDS Uniphase Corp, Conv. Sr. Notes, Zero Cpn.,
	2.32%, 11/15/10 (c) (d)	17,181,875

	Total Convertible Bonds – (identified cost $277,429,896)	304,426,570

CORPORATE BONDS – (2.56%)

CAPITAL GOODS – (0.78%)
7,000,000	Masco Corp., 6.125%, 10/03/16	6,897,492
ENERGY – (0.16%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,368,939
FOOD, BEVERAGE & TOBACCO – (0.82%)
7,000,000	Tyson Foods, Inc., Sr. Notes, 6.85%, 04/01/16	7,222,180
HOUSEHOLD & PERSONAL PRODUCTS – (0.59%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,214,708
RETAILING – (0.21%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,823,037

	Total Corporate Bonds – (identified cost $22,671,462)	22,526,356

COMMON STOCK – (34.08%)

CAPITAL GOODS – (3.90%)
392,000	General Electric Co.	15,005,760
400,400	Masco Corp.	11,399,388

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

CAPITAL GOODS – (Continued)
47,700	Quanta Services, Inc.*	$1,462,959
200,000	United Rentals, Inc.*	6,508,000
		34,376,107
COMMERCIAL BANKS – (0.53%)
252,010	HSBC Holdings PLC (United Kingdom)	4,630,462
COMMERCIAL SERVICES & SUPPLIES – (1.41%)
25,000	School Specialty, Inc.*	886,375
382,000	Waste Connections, Inc.*	11,551,680
		12,438,055
CONSUMER FINANCE – (1.70%)
245,000	American Express Co.	14,989,100
DIVERSIFIED FINANCIAL SERVICES – (1.47%)
251,500	Citigroup Inc.	12,899,435
ENERGY – (0.19%)
29,000	Occidental Petroleum Corp.	1,678,520
FOOD & STAPLES RETAILING – (3.61%)
128,485	Costco Wholesale Corp.	7,517,015
635,000	Whole Foods Market, Inc.	24,314,150
		31,831,165
FOOD, BEVERAGE & TOBACCO – (3.90%)
340,000	Coca-Cola Co.	17,785,400
717,300	Tyson Foods, Inc., Class A	16,526,592
		34,311,992
HEALTH CARE EQUIPMENT & SERVICES – (2.04%)
291,600	Universal Health Services, Inc., Class B	17,933,400
HOUSEHOLD & PERSONAL PRODUCTS – (1.95%)
467,200	Avon Products, Inc.	17,169,600
MATERIALS – (0.70%)
200,000	Sealed Air Corp.	6,204,000
MEDIA – (0.72%)
175,000	News Corp., Class A	3,711,750
115,000	News Corp., Class B	2,638,100
		6,349,850
MULTI-LINE INSURANCE – (1.65%)
207,400	American International Group, Inc.	14,524,222
REAL ESTATE – (0.46%)
174,300	Host Hotels & Resorts Inc.	4,029,816

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAILING – (6.12%)
265,000	Amazon.com, Inc.*	$18,132,625
62,900	AutoZone, Inc.*	8,593,398
140,350	J. C. Penney Co., Inc.	10,158,533
239,000	Kohl’s Corp.*	16,976,170
		53,860,726
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT– (1.80%)
307,900	Fairchild Semiconductor International, Inc.*	5,948,628
266,700	International Rectifier Corp.*	9,937,242
		15,885,870
SOFTWARE & SERVICES – (1.06%)
183,000	SAP AG, ADR (Germany)	9,345,810
UTILITIES – (0.87%)
350,700	AES Corp.*	7,673,316

	Total Common Stock – (identified cost $244,685,945)	300,131,446

SHORT TERM INVESTMENTS – (25.41%)

FEDERAL HOME LOAN BANK – (3.70%)

$32,968,000	5.08%, 09/21/07 (d)(g)	32,586,524

REPURCHASE AGREEMENTS – (21.71%)

58,982,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $59,008,444
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $60,161,640)	58,982,000
26,936,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $26,948,009
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $27,474,720)	26,936,000
63,195,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $63,223,332
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $64,458,900)	63,195,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (Continued)

REPURCHASE AGREEMENTS – (Continued)

$42,130,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $42,148,888
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $42,972,600)	$42,130,000

		191,243,000

Total Short Term Investments – (identified cost $223,829,524)	223,829,524

Total Investments – (99.49%) – (identified cost $786,931,753) – (a)	876,278,889
Other Assets Less Liabilities – (0.51%)	4,468,476
Net Assets – (100.00%)	$880,747,365

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)        Aggregate cost for Federal Income Tax purposes is $786,931,753. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$98,443,425
Unrealized depreciation	(9,096,289)
Net unrealized appreciation	$89,347,136

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $47,760,000, or 5.42% of the Fund’s net assets, as of June 30, 2007.

(c)  As of June 30, 2007, zero coupon bonds represented $26,694,870, or 3.03% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect effective yield on the date of purchase.

(e)        Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

(f)	Illiquid Security – See Note 9 of the Notes to Financial Statements.

(g)        A sufficient amount of liquid assets has been designated to cover outstanding futures contracts, as follows:

		Unrealized
		Appreciation
	Contracts	(Depreciation)
S&P 500 Index Futures Contract, expiring 09/20/07
(underlying face value $32,202,250)	85	$ (765,363)

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS REAL ESTATE FUND

		Value
Shares	Security	(Note 1)
COMMON STOCK – (84.14%)

CAPITAL GOODS – (2.26%)
458,000	General Electric Co.	$17,532,240
DIVERSIFIED REITS – (4.23%)
1,127,800	Cousins Properties, Inc.	32,717,478
INDUSTRIAL REITS – (7.27%)
3,738,983	Brixton PLC (United Kingdom)	32,923,695
1,039,200	DCT Industrial Trust Inc.	11,181,792
524,500	First Potomac Realty Trust	12,215,605
		56,321,092
MORTGAGE REITS – (0.58%)
162,800	Gramercy Capital Corp.	4,483,512
OFFICE REITS – (20.72%)
462,513	Alexandria Real Estate Equities, Inc.	44,780,509
306,242	Boston Properties, Inc.	31,276,495
729,238	Corporate Office Properties Trust	29,906,050
734,073	Duke Realty Corp.	26,184,384
228,358	SL Green Realty Corp.	28,291,273
		160,438,711
REAL ESTATE MANAGEMENT & DEVELOPMENT – (13.73%)
741,919	Derwent London PLC (United Kingdom) (b)	27,338,712
988,584	Forest City Enterprises, Inc., Class A	60,778,144
863,000	Minerva PLC* (United Kingdom)	6,126,123
259,500	St. Joe Co.	12,025,230
		106,268,209
RESIDENTIAL REITS – (6.18%)
604,800	American Campus Communities, Inc.	17,109,792
95,800	AvalonBay Communities, Inc.	11,388,704
38,300	Essex Property Trust, Inc.	4,454,290
564,721	UDR, Inc.	14,852,162
		47,804,948
RETAIL REITS – (13.49%)
544,557	General Growth Properties, Inc.	28,834,293
433,100	Hammerson PLC (United Kingdom)	12,471,619
784,318	Kimco Realty Corp.	29,858,986
387,978	Regency Centers Corp.	27,352,449
120,000	Taubman Centers, Inc.	5,953,200
		104,470,547

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SPECIALIZED REITS – (7.50%)
837,300	Host Hotels & Resorts Inc.	$19,358,376
1,067,200	Ventas, Inc.	38,686,000
		58,044,376
TRANSPORTATION – (8.18%)
455,500	Alexander & Baldwin, Inc.	24,200,715
243,000	Burlington Northern Santa Fe Corp.	20,689,020
222,000	Florida East Coast Industries, Inc.	18,421,560
		63,311,295

	Total Common Stock – (identified cost $496,466,982)	651,392,408

PREFERRED STOCK – (0.39%)

RESIDENTIAL REITS – (0.39%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,228,700
32,000	Equity Residential, 8.60%, Series D, Cum. Pfd.	798,240

	Total Preferred Stock – (identified cost $1,930,717)	3,026,940

CONVERTIBLE BONDS – (9.20%)

DIVERSIFIED REITS – (4.30%)
$34,161,800	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	33,307,755
INDUSTRIAL REITS – (2.53%)
20,690,000	ProLogis, Ser. 144A Conv. Sr. Notes., 2.25%, 04/01/37 (c)	19,603,775
OFFICE REITS – (0.15%)
1,230,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes., 3.00%, 03/30/27 (c)	1,173,113
RETAIL REITS – (2.22%)
18,456,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 04/15/27 (c)	17,141,010

	Total Convertible Bonds – (identified cost $73,011,839)	71,225,653

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (3.35%)

$7,999,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $8,002,586
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-5.50%, 12/01/18-06/01/36,
	total market value $8,158,980)	$7,999,000
3,653,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.35%,
	07/02/07, dated 06/29/07, repurchase value of $3,654,629
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 04/01/08-05/01/37,
	total market value $3,726,060)	3,653,000
8,570,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $8,573,842
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 3.979%-7.245%, 01/01/23-11/01/46,
	total market value $8,741,400)	8,570,000
5,713,000	UBS Securities LLC Joint Repurchase Agreement, 5.38%,
	07/02/07, dated 06/29/07, repurchase value of $5,715,561
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.50%-6.00%, 03/01/34-07/01/37,
	total market value $5,827,260)	5,713,000

	Total Short Term Investments – (identified cost $25,935,000)	25,935,000

	Total Investments – (97.08%) – (identified cost $597,344,538) – (a)	751,580,001
	Other Assets Less Liabilities – (2.92%)	22,584,499
	Net Assets – (100.00%)	$774,164,500

*Non-Income Producing Security.

(a)        Aggregate cost for Federal Income Tax purposes is $598,465,942. At June 30, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$165,105,130
Unrealized depreciation	(11,991,071)
Net unrealized appreciation	$153,114,059
(b)	Security has elected for tax treatment as a U.K. REIT to take effect on July 1, 2007.

(c)        These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $37,917,898, or 4.90% of the Fund’s net assets, as of June 30, 2007.

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2007 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities,
at value* (see accompanying
Schedules of Investments)	$1,257,933,726	$44,120,075	$497,382,581	$1,013,576,874	$876,278,889	$751,580,001
Cash	5,612	4,975	6,685,725	31,663	4,151	7,603
Cash - foreign currencies**	119,495	–	–	–	–	–
Receivables:
Dividends and interest	719,773	260,234	2,154,642	552,955	2,533,948	2,966,256
Capital stock sold	3,509,646	375	41,674,298	1,864,598	6,455,355	1,331,053
Investment securities sold	1,460,718	–	–	–	–	23,949,357
Prepaid expenses	50,861	1,649	16,051	6,053	37,947	29,130
Total assets	1,263,799,831	44,387,308	547,913,297	1,016,032,143	885,310,290	779,863,400
LIABILITIES:
Payables:
Capital stock redeemed	2,261,779	128,580	459,457	2,225,735	1,404,369	1,789,441
Investment securities purchased	4,796,276	–	–	–	1,991,304	2,607,717
Distributions payable	–	131,602	16,619	–	–	–
Futures margin variation	–	–	–	–	38,250	–
Accrued expenses	475,334	83,356	165,021	321,736	212,437	372,016
Accrued management fees	645,314	11,698	213,040	537,465	461,109	444,940
Distribution and service plan
fees (Note 3)	783,173	33,695	–	533,755	455,456	484,786
Total liabilities	8,961,876	388,931	854,137	3,618,691	4,562,925	5,698,900
NET ASSETS	$1,254,837,955	$43,998,377	$547,059,160	$1,012,413,452	$880,747,365	$774,164,500

NET ASSETS CONSISTS OF:
Par value of shares of
capital stock	$443,371	$80,185	$5,470,592	$206,705	$280,733	$175,858
Additional paid-in capital	934,791,965	51,501,161	541,588,568	399,309,076	759,073,063	491,843,417
Undistributed net
investment income (loss)	(1,517,743)	–	–	328,778	3,532,840	(6,519,190)
Accumulated net realized gains
(losses) from investments, futures
contracts, and foreign currency
transactions	28,779,869	(7,037,987)	–	60,266,815	29,278,956	134,423,838
Net unrealized depreciation on
futures contracts (Note 8)	–	–	–	–	(765,363)	–
Net unrealized appreciation
(depreciation) on investments
and foreign currency
transactions	292,340,493	(544,982)	–	552,302,078	89,347,136	154,240,577
Net Assets	$1,254,837,955	$43,998,377	$547,059,160	$1,012,413,452	$880,747,365	$774,164,500

*Including:
Cost of investments	$965,595,004	$44,665,057	$497,382,581	$461,274,796	$786,931,753	$597,344,538
Market value of repurchase
agreements (if greater than
10% of Fund’s net assets)	–	–	286,207,000	–	191,243,000	–
**Cost of cash -
foreign currencies	120,161	–	–	–	–	–

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At June 30, 2007 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
CLASS A SHARES:
Net assets	$771,602,827	$23,741,639	$511,461,778	$830,064,764	$580,274,318	$554,836,430
Shares outstanding	26,463,354	4,324,410	511,461,778	16,659,458	18,499,656	12,611,291
Net asset value and redemption
price per share (net
assets ÷ shares outstanding)	$29.16	$5.49	$1.00	$49.83	$31.37	$44.00
Maximum offering price per
share (100 ÷ 95.25 of net
asset value)	$30.61	$5.76	N/A	$52.31	$32.93	$46.19

CLASS B SHARES:
Net assets	$77,223,693	$11,738,885	$25,366,860	$76,911,598	$53,087,229	$42,974,422
Shares outstanding	3,026,327	2,144,071	25,366,860	1,719,123	1,713,754	984,187
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$25.52	$5.48	$1.00	$44.74	$30.98	$43.66

CLASS C SHARES:
Net assets	$317,313,314	$8,157,596	$10,146,718	$95,297,172	$150,920,599	$105,103,237
Shares outstanding	11,892,544	1,484,976	10,146,718	2,092,332	4,799,569	2,385,796
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$26.68	$5.49	$1.00	$45.55	$31.44	$44.05

CLASS Y SHARES:
Net assets	$88,698,121	$360,257	$83,804	$10,139,918	$96,465,219	$71,250,411
Shares outstanding	2,954,911	65,083	83,804	199,580	3,060,326	1,604,503
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$30.02	$5.54	$1.00	$50.81	$31.52	$44.41

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2007 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Income:
Dividends*	$5,819,133	$–	$–	$5,903,208	$2,526,129	$10,943,179
Interest	2,464,016	1,106,718	14,003,472	14,840	9,087,094	2,065,231
Total income	8,283,149	1,106,718	14,003,472	5,918,048	11,613,223	13,008,410
Expenses:
Management fees (Note 2)	3,580,219	67,017	1,241,171	3,092,108	2,367,780	2,746,111
Custodian fees	105,299	14,852	30,563	56,441	43,159	65,083
Transfer agent fees:
Class A	476,538	25,942	49,566	360,865	180,780	403,912
Class B	67,842	12,364	2,342	77,146	36,947	43,072
Class C	192,573	7,258	714	64,175	64,184	74,516
Class Y	40,303	649	8	6,685	15,708	16,907
Audit fees	10,200	8,400	10,200	16,200	10,200	13,800
Legal fees	11,123	408	4,728	9,210	6,196	7,899
Accounting fees (Note 2)	3,252	1,248	18,750	7,248	3,750	4,752
Reports to shareholders	129,834	5,961	37,525	99,974	75,086	124,952
Directors’ fees and expenses	45,749	6,925	20,690	38,056	30,499	33,353
Registration and filing fees	67,549	23,570	39,528	42,001	51,999	45,044
Interest expense	–	–	–	57,148	–	–
Miscellaneous	13,725	3,264	5,977	5,413	7,000	11,602
Distribution plan payments (Note 3):
Class A	892,487	27,022	–	768,309	564,464	716,926
Class B	395,576	66,665	–	420,898	260,847	262,363
Class C	1,447,293	38,546	–	469,006	587,564	598,220
Total expenses	7,479,562	310,091	1,461,762	5,590,883	4,306,163	5,168,512
Expenses paid indirectly (Note 6)	(2,475)	(38)	(1,410)	(1,613)	(9,503)	(1,150)
Net expenses	7,477,087	310,053	1,460,352	5,589,270	4,296,660	5,167,362
Net investment income	806,062	796,665	12,543,120	328,778	7,316,563	7,841,048

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	19,633,058	(39,325)	–	57,399,454	22,465,824	81,671,789
Foreign currency transactions	(40,469)	–	–	(49)	–	(20,888)
Futures contracts	–	–	–	–	2,015,275	–
Net increase in unrealized
depreciation on futures contracts	–	–	–	–	(765,363)	–
Net change in unrealized
appreciation (depreciation) on
investments	48,534,215	(231,082)	–	(11,169,502)	9,404,997	(129,441,827)
Net realized and unrealized gain
(loss) on investments, futures
contracts, and foreign currency	68,126,804	(270,407)	–	46,229,903	33,120,733	(47,790,926)
Net increase (decrease) in net assets
resulting from operations	$68,932,866	$526,258	$12,543,120	$46,558,681	$40,437,296	$(39,949,878)

*Net of foreign taxes withheld
as follows	$487,378	$–	$–	$–	$17,013	$–

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income	$806,062	$796,665	$12,543,120	$328,778	$7,316,563	$7,841,048
Net realized gain (loss) from
investments, futures contracts,
and foreign currency
transactions	19,592,589	(39,325)	–	57,399,405	24,481,099	81,650,901
Net increase in unrealized
depreciation on futures
contracts	–	–	–	–	(765,363)	–
Net change in unrealized
appreciation (depreciation)
on investments	48,534,215	(231,082)	–	(11,169,502)	9,404,997	(129,441,827)
Net increase (decrease) in net
assets resulting from
operations	68,932,866	526,258	12,543,120	46,558,681	40,437,296	(39,949,878)

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income:
Class A	–	(455,883)	(11,813,331)	–	(2,547,288)	(2,138,837)
Class B	–	(211,613)	(557,548)	–	(164,444)	(86,051)
Class C	–	(121,086)	(170,301)	–	(370,673)	(205,593)
Class Y	–	(8,083)	(1,940)	–	(413,495)	(355,728)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5):
Class A	48,500,677	1,748,630	(15,708,717)	(26,491,659)	161,641,673	13,051,107
Class B	(8,820,642)	(2,244,032)	1,023,612	(22,029,481)	(743,729)	(10,178,380)
Class C	40,558,158	726,338	3,632,971	(5,346,226)	54,555,762	(8,060,445)
Class Y	14,852,625	61,192	3,804	(920,938)	42,618,120	(39,582,642)

Total increase (decrease)
in net assets	164,023,684	21,721	(11,048,330)	(8,229,623)	295,013,222	(87,506,447)

NET ASSETS:
Beginning of period	1,090,814,271	43,976,656	558,107,490	1,020,643,075	585,734,143	861,670,947
End of period*	$1,254,837,955	$43,998,377	$547,059,160	$1,012,413,452	$880,747,365	$774,164,500

*Including undistributed net
investment income (loss) of	$(1,517,743)	$–	$–	$328,778	$3,532,840	$(6,519,190)

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(2,170,405)	$1,358,992	$22,694,750	$(1,177,878)	$9,964,994	$9,188,929
Net realized gain (loss) from
investments, futures contracts,
and foreign currency
transactions	57,214,745	(249,662)	–	56,403,064	30,914,029	121,702,126
Net change in unrealized
appreciation (depreciation)
on investments	90,815,329	393,928	–	103,635,557	24,744,136	89,004,237
Net increase in net assets
resulting from operations	145,859,669	1,503,258	22,694,750	158,860,743	65,623,159	219,895,292

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income:
Class A	(5,291,977)	(670,775)	(21,023,920)	–	(6,666,711)	(9,548,734)
Class B	(65,691)	(521,377)	(1,354,193)	–	(804,288)	(749,869)
Class C	(248,935)	(167,561)	(314,810)	–	(942,081)	(1,271,259)
Class Y	(712,198)	(4,622)	(1,827)	–	(1,069,685)	(2,219,568)

Realized gains from investment
transactions:
Class A	(18,520,811)	–	–	(45,263,249)	(21,707,826)	(73,399,111)
Class B	(2,591,958)	–	–	(6,000,315)	(2,959,164)	(7,449,021)
Class C	(7,556,122)	–	–	(5,733,696)	(4,856,144)	(15,326,035)
Class Y	(1,813,117)	–	–	(577,417)	(2,771,152)	(14,140,327)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5):
Class A	166,278,232	2,724,914	55,109,827	126,064,693	155,949,486	144,758,420
Class B	(25,868,112)	(11,186,543)	(10,909,401)	(109,337,685)	(28,830,720)	(45,326,053)
Class C	85,776,963	2,091,811	606,421	(7,011,071)	31,850,191	9,738,136
Class Y	11,287,605	186,951	80,000	(2,417,921)	10,525,741	22,714,346

Total increase (decrease)
in net assets	346,533,548	(6,043,944)	44,886,847	108,584,082	193,340,806	227,676,217

NET ASSETS:
Beginning of year	744,280,723	50,020,600	513,220,643	912,058,993	392,393,337	633,994,730
End of year*	$1,090,814,271	$43,976,656	$558,107,490	$1,020,643,075	$585,734,143	$861,670,947

*Including overdistributed net
investment income of	$(2,323,805)	$–	$–	$–	$(287,823)	$(11,574,029)

See Notes to Financial Statements

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds”.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund, which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

A. VALUATION OF SECURITIES – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS – The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY – The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

D.	FOREIGN CURRENCY – (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statements of operations.

E. FEDERAL INCOME TAXES – It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At June 30, 2007, Davis Government Bond Fund had approximately $41,000 of post October 2006 losses available to offset future capital gains, if any, which expire in 2015. At June 30, 2007, Davis Government Bond Fund had available for Federal Income Tax purposes unused capital loss carryforwards as follows:

DAVIS
GOVERNMENT
BOND FUND
Expiring
12/31/2007	$1,973,000
12/31/2008	906,000
12/31/2009	–
12/31/2010	–
12/31/2011	2,128,000
12/31/2012	1,243,000
12/31/2013	403,000
12/31/2014	304,000
Total	$6,957,000

F.  USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

G. INDEMNIFICATION – Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

J.   NEW ACCOUNTING PROUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. As of June 30, 2007, the Adviser has evaluated the implications of FIN 48 and does not currently anticipate any impact to the Funds’ financial statements. The Adviser will continue to monitor the Funds’ tax positions prospectively for potential future impacts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of June 30, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The fee for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million. The fee for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% for the first $250 million of average net assets, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended June 30, 2007, approximated 0.61%, 0.47%, 0.63%, 0.65%, and 0.64% of average net assets for the Davis Opportunity Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively. The fee for the Davis Government Bond Fund is 0.30%.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended June 30, 2007, for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $32,852, $2,331, $3,920, $30,657, $19,491, and $22,405, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the six months ended June 30, 2007, for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $3,252, $1,248, $18,750, $7,248, $3,750, and $4,752, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended June 30, 2007, Davis Distributors, LLC, the Funds’ Underwriter (the “Underwriter” or “Distributor”) received $1,052,219, $11,656, $247,771, $1,101,546, and $782,249 from commissions earned on sales of Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $156,922, $1,793, $37,570, $170,880, and $120,613 was retained by the Underwriter and the remaining $895,297, $9,863, $210,201, $930,666, and $661,636 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses, in excess of those required to be filed as part of the Funds’ registration statement, sales literature, and other expenses assumed or incurred in connection with such sales.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES – (Continued)

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the six months ended June 30, 2007 was $892,487, $27,022, $768,309, $564,464, and $716,926, respectively.

CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., (“NASD”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limit the aggregate amount the Funds may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended June 30, 2007, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $296,360, $50,043, $316,418, $195,761, and $197,208, respectively and service fees of $99,216, $16,622, $104,480, $65,086, and $65,155, respectively.

Commission advances by the Distributor during the six months ended June 30, 2007 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $182,024, $5,396, $50,667, $218,155, and $82,062, respectively, all of which was re-allowed to qualified selling dealers.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,862,066, $5,371,606, $26,926,588, $8,339,989, and $15,684,689, respectively, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended June 30, 2007, the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $43,103, $18,256, $51,010, $37,231, and $31,344, respectively.

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class C shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Class C shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended June 30, 2007, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $1,085,470, $28,909, $351,754, $440,673, and $448,665, respectively, and service fees of $361,823, $9,637, $117,252, $146,891, and $149,555, respectively.

Commission advances by the Distributor during the six months ended June 30, 2007, on the sale of Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $570,612, $12,866, $45,934, $572,429, $113,922, respectively, all of which was re-allowed to qualified selling dealers.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase. During the six months ended June 30, 2007, the Distributor received $23,109, $2,701, $3,632, $12,496, and $10,834 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2007 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$225,733,617	$21,631,811	$31,391,754	$261,045,811	$191,929,069
Proceeds of sales	$123,944,937	$17,590,253	$85,826,808	$86,110,467	$217,566,667

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 5 – CAPITAL STOCK

At June 30, 2007, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.1 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

CLASS A	Six months ended June 30, 2007 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	4,792,333	1,222,282	385,109,936	1,222,768	6,524,142	1,991,742
Shares issued in reinvestment
of distributions	–	59,793	11,748,430	–	67,512	41,880
	4,792,333	1,282,075	396,858,366	1,222,768	6,591,654	2,033,622
Shares redeemed	(3,046,881)	(966,588)	(412,567,083)	(1,793,493)	(1,348,855)	(1,774,788)
Net increase (decrease)	1,745,452	315,487	(15,708,717)	(570,725)	5,242,799	258,834

Proceeds from shares sold	$133,729,878	$6,752,501	$385,109,936	$58,763,375	$201,387,463	$95,969,884
Proceeds from shares issued in
reinvestment of distributions	–	330,087	11,748,430	–	2,052,378	2,028,297
	133,729,878	7,082,588	396,858,366	58,763,375	203,439,841	97,998,181
Cost of shares redeemed	(85,229,201)	(5,333,958)	(412,567,083)	(85,255,034)	(41,798,168)	(84,947,074)
Net increase (decrease)	$48,500,677	$1,748,630	$(15,708,717)	$(26,491,659)	$161,641,673	$13,051,107

CLASS A	Year ended December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	8,853,275	2,067,050	691,049,352	4,130,008	5,876,663	3,657,514
Shares issued in reinvestment
of distributions	865,959	100,119	20,951,367	932,852	761,194	1,680,048
	9,719,234	2,167,169	712,000,719	5,062,860	6,637,857	5,337,562
Shares redeemed	(3,395,374)	(1,671,854)	(656,890,892)	(2,306,098)	(1,420,708)	(2,245,293)
Net increase	6,323,860	495,315	55,109,827	2,756,762	5,217,149	3,092,269

Proceeds from shares sold	$231,728,249	$11,361,182	$691,049,352	$185,066,438	$175,165,737	$169,368,516
Proceeds from shares issued in
reinvestment of distributions	23,216,363	550,532	20,951,367	42,780,604	22,613,964	79,129,231
	254,944,612	11,911,714	712,000,719	227,847,042	197,779,701	248,497,747
Cost of shares redeemed	(88,666,380)	(9,186,800)	(656,890,892)	(101,782,349)	(41,830,215)	(103,739,327)
Net increase	$166,278,232	$2,724,914	$55,109,827	$126,064,693	$155,949,486	$144,758,420

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS B	Six months ended June 30, 2007 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	255,495	795,578	6,452,341	39,729	309,264	70,919
Shares issued in reinvestment
of distributions	–	25,225	502,033	–	4,508	1,590
	255,495	820,803	6,954,374	39,729	313,772	72,509
Shares redeemed	(612,319)	(1,229,837)	(5,930,762)	(551,723)	(338,053)	(287,409)
Net increase (decrease)	(356,824)	(409,034)	1,023,612	(511,994)	(24,281)	(214,900)

Proceeds from shares sold	$6,244,244	$4,382,082	$6,452,341	$1,697,518	$9,437,596	$3,411,906
Proceeds from shares issued in
reinvestment of distributions	–	138,910	502,033	–	135,609	76,596
	6,244,244	4,520,992	6,954,374	1,697,518	9,573,205	3,488,502
Cost of shares redeemed	(15,064,886)	(6,765,024)	(5,930,762)	(23,726,999)	(10,316,934)	(13,666,882)
Net increase (decrease)	$(8,820,642)	$(2,244,032)	$1,023,612	$(22,029,481)	$(743,729)	$(10,178,380)

CLASS B	Year ended December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	723,896	1,202,808	12,719,857	88,818	410,149	133,037
Shares issued in reinvestment
of distributions	102,403	70,651	1,216,032	133,179	109,719	154,883
	826,299	1,273,459	13,935,889	221,997	519,868	287,920
Shares redeemed	(1,944,911)	(3,312,167)	(24,845,290)	(2,936,783)	(1,502,981)	(1,262,307)
Net decrease	(1,118,612)	(2,038,708)	(10,909,401)	(2,714,786)	(983,113)	(974,387)

Proceeds from shares sold	$16,593,785	$6,583,218	$12,719,857	$3,577,984	$11,988,974	$6,095,604
Proceeds from shares issued in
reinvestment of distributions	2,413,613	387,311	1,216,032	5,513,594	3,221,416	7,246,300
	19,007,398	6,970,529	13,935,889	9,091,578	15,210,390	13,341,904
Cost of shares redeemed	(44,875,510)	(18,157,072)	(24,845,290)	(118,429,263)	(44,041,110)	(58,667,957)
Net decrease	$(25,868,112)	$(11,186,543)	$(10,909,401)	$(109,337,685)	$(28,830,720)	$(45,326,053)

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS C	Six months ended June 30, 2007 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	2,375,732	720,064	8,043,867	125,645	1,992,331	263,144
Shares issued in reinvestment
of distributions	–	16,299	160,570	–	10,578	3,723
	2,375,732	736,363	8,204,437	125,645	2,002,909	266,867
Shares redeemed	(780,996)	(605,893)	(4,571,466)	(247,058)	(242,258)	(438,757)
Net increase (decrease)	1,594,736	130,470	3,632,971	(121,413)	1,760,651	(171,890)

Proceeds from shares sold	$60,660,739	$3,978,405	$8,043,867	$5,495,485	$61,708,797	$12,767,960
Proceeds from shares issued in
reinvestment of distributions	–	89,996	160,570	–	323,054	180,934
	60,660,739	4,068,401	8,204,437	5,495,485	62,031,851	12,948,894
Cost of shares redeemed	(20,102,581)	(3,342,063)	(4,571,466)	(10,841,711)	(7,476,089)	(21,009,339)
Net increase (decrease)	$40,558,158	$726,338	$3,632,971	$(5,346,226)	$54,555,762	$(8,060,445)

CLASS C	Year ended December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	4,185,495	1,068,102	9,265,366	208,006	1,231,852	522,320
Shares issued in reinvestment
of distributions	301,914	26,182	291,137	125,694	177,052	324,534
	4,487,409	1,094,284	9,556,503	333,700	1,408,904	846,854
Shares redeemed	(931,786)	(712,670)	(8,950,082)	(515,083)	(344,442)	(649,132)
Net increase (decrease)	3,555,623	381,614	606,421	(181,383)	1,064,462	197,722

Proceeds from shares sold	$100,644,991	$5,868,455	$9,265,366	$8,577,041	$36,794,075	$24,189,121
Proceeds from shares issued in
reinvestment of distributions	7,439,149	144,042	291,137	5,295,503	5,279,632	15,321,617
	108,084,140	6,012,497	9,556,503	13,872,544	42,073,707	39,510,738
Cost of shares redeemed	(22,307,177)	(3,920,686)	(8,950,082)	(20,883,615)	(10,223,516)	(29,772,602)
Net increase (decrease)	$85,776,963	$2,091,811	$606,421	$(7,011,071)	$31,850,191	$9,738,136

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS Y	Six months ended June 30, 2007 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	830,397	94,529	–	14,230	1,505,675	233,729
Shares issued in reinvestment
of distributions	–	1,056	3,804	–	12,339	6,984
	830,397	95,585	3,804	14,230	1,518,014	240,713
Shares redeemed	(300,197)	(84,748)	–	(33,057)	(135,167)	(1,068,327)
Net increase (decrease)	530,200	10,837	3,804	(18,827)	1,382,847	(827,614)

Proceeds from shares sold	$23,543,797	$527,437	$–	$699,871	$46,421,287	$11,503,981
Proceeds from shares issued in
reinvestment of distributions	–	5,878	3,804	–	376,712	341,098
	23,543,797	533,315	3,804	699,871	46,797,999	11,845,079
Cost of shares redeemed	(8,691,172)	(472,123)	–	(1,620,809)	(4,179,879)	(51,427,721)
Net increase (decrease)	$14,852,625	$61,192	$3,804	$(920,938)	$42,618,120	$(39,582,642)

			July 17, 2006
			(Inception
			of Class)
			through
	Year ended		December 31,	Year ended
CLASS Y	December 31, 2006		2006	December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	844,556	43,648	100,000	47,012	425,649	381,684
Shares issued in reinvestment
of distributions	87,228	709	–	11,404	119,315	335,852
	931,784	44,357	100,000	58,416	544,964	717,536
Shares redeemed	(517,113)	(10,764)	(20,000)	(114,136)	(190,583)	(238,511)
Net increase (decrease)	414,671	33,593	80,000	(55,720)	354,381	479,025

Proceeds from shares sold	$22,664,351	$242,650	$100,000	$2,088,509	$12,661,386	$18,300,390
Proceeds from shares
issued in reinvestment
of distributions	2,403,144	3,934	–	532,886	3,558,924	15,953,777
	25,067,495	246,584	100,000	2,621,395	16,220,310	34,254,167
Cost of shares redeemed	(13,779,890)	(59,633)	(20,000)	(5,039,316)	(5,694,569)	(11,539,821)
Net increase (decrease)	$11,287,605	$186,951	$80,000	$(2,417,921)	$10,525,741	$22,714,346

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $2,475, $38, $1,410, $1,613, $9,503, and $1,150 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2007.

NOTE 7 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At June 30, 2007, Davis Financial Fund had no borrowings outstanding. For the six months ended June 30, 2007, the average daily loan balance was $1,878,685 at an average interest rate of 6.04350%. Davis Financial Fund had gross borrowings and gross repayments of $55,347,000 for each, during the six months ended June 30, 2007. The maximum amount of borrowings outstanding at any month end was $6,570,000. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the six months ended June 30, 2007.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 8 - FINANCIAL FUTURES CONTRACT ACTIVITY - (Continued)

Each Fund may purchase or sell financial futures contracts to pursue its investment objective or for hedging purposes. A financial futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. A fund can use financial futures to establish a position in the securities market as a temporary substitute for purchasing particular securities. A fund might also use financial futures contracts to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. For example, a fund may purchase a futures contract on the S&P 500® Index without owning the underlying securities as an efficient or cost effective means to gain broad exposure to the equity market.

Upon entering into a futures contract a fund is required to deposit cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in margin accounts to cover initial margin requirements on open futures contacts would be noted in the Schedule of Investments. The Statements of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statements of Operations.

The risks of investing in futures contacts are described in the Statement of Additional Information.
As of June 30, 2007, Davis Appreciation & Income Fund had outstanding futures contracts as follows:
				Unrealized
	Expiration	Number of	Valuation as of	Appreciation
Contract Description	Dates	Contracts	June 30, 2007	(Depreciation)
Contracts to Purchase:
S&P 500 Index Futures Contract	09/20/07	85	$32,202,250	$(765,363)

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2007 (Unaudited)

NOTE 9 - RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Financial Fund was $7,819,173, or 0.77% of the Fund’s net assets as of June 30, 2007. Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Opportunity Fund amounted to $7,954,000 or 0.63% of the Fund’s net assets as of June 30, 2007. The aggregate value of illiquid securities in Davis Financial Fund amounted to $3,116,000 or 0.31% of the Fund’s net assets as of June 30, 2007. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $34,560,995 or 3.92% of the Fund’s net assets as of June 30, 2007. Information concerning restricted and illiquid securities is as follows:

Valuation per
Share/Unit
		Acquisition		Shares/	Cost per	as of
Fund	Security	Date	Principal	Units	Share/Unit	June 30, 2007

Davis
Opportunity	Oaktree Capital
Fund	Group LLC	5/21/07	NA	194,000	$44.00	$41.00

Davis
Financial	Oaktree Capital
Fund	Group LLC	5/21/07	NA	76,000	$44.00	$41.00

Davis
Financial	RHJ International,
Fund	Ser. 144A	6/04/07	NA	396,550	$19.64	$19.718

Davis	Lehman Brothers
Appreciation &	Holdings Inc., Conv.
Income Fund	Notes, (Convertible
into Devon Energy
Corp.), 0.25%,
	08/23/11	8/16/04	$12,400,000	124,000	$100.00	$202.00

Davis	News America Inc.,
Appreciation &	Conv. Notes, Zero
Income Fund	Cpn., 3.38%,
	02/28/21	10/07/03	$16,050,000	160,500	$63.24	$59.271

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended 06/30/2007[6]	$27.52	$0.05 [3]	$1.59	$1.64
Year ended 12/31/2006	24.29	– [3,5]	4.25	4.25
Year ended 12/31/2005	23.20	0.05 [3]	1.88	1.93
Year ended 12/31/2004	20.47	0.08	2.65	2.73
Year ended 12/31/2003	14.53	(0.07)	6.01	5.94
Year ended 12/31/2002	16.81	(0.07)	(2.21)	(2.28)
Davis Opportunity Fund Class B:
Six months ended 06/30/2007[6]	24.17	(0.06)[3]	1.41	1.35
Year ended 12/31/2006	21.44	(0.18)[3]	3.72	3.54
Year ended 12/31/2005	20.55	(0.13)[3]	1.66	1.53
Year ended 12/31/2004	18.28	(0.08)	2.35	2.27
Year ended 12/31/2003	13.07	(0.19)	5.40	5.21
Year ended 12/31/2002	15.24	(0.17)	(2.00)	(2.17)
Davis Opportunity Fund Class C:
Six months ended 06/30/2007[6]	25.27	(0.05)[3]	1.46	1.41
Year ended 12/31/2006	22.37	(0.18)[3]	3.90	3.72
Year ended 12/31/2005	21.42	(0.13)[3]	1.73	1.60
Year ended 12/31/2004	19.05	(0.06)	2.43	2.37
Year ended 12/31/2003	13.62	(0.17)	5.60	5.43
Year ended 12/31/2002	15.89	(0.16)	(2.11)	(2.27)
Davis Opportunity Fund Class Y:
Six months ended 06/30/2007[6]	28.29	0.09 [3]	1.64	1.73
Year ended 12/31/2006	24.95	0.07 [3]	4.37	4.44
Year ended 12/31/2005	23.81	0.13 [3]	1.93	2.06
Year ended 12/31/2004	20.93	0.17	2.71	2.88
Year ended 12/31/2003	14.80	(0.02)	6.15	6.13
Year ended 12/31/2002	17.07	(0.02)	(2.25)	(2.27)
Davis Government Bond Fund Class A:
Six months ended 06/30/2007[6]	5.52	0.11	(0.03)	0.08
Year ended 12/31/2006	5.50	0.18	0.02	0.20
Year ended 12/31/2005	5.60	0.15	(0.10)	0.05
Year ended 12/31/2004	5.73	0.14	(0.13)	0.01
Year ended 12/31/2003	5.92	0.09	(0.08)	0.01
Year ended 12/31/2002	5.68	0.21	0.27	0.48
Davis Government Bond Fund Class B:
Six months ended 06/30/2007[6]	5.51	0.09	(0.03)	0.06
Year ended 12/31/2006	5.49	0.14	0.02	0.16
Year ended 12/31/2005	5.59	0.12	(0.10)	0.02
Year ended 12/31/2004	5.71	0.10	(0.12)	(0.02)
Year ended 12/31/2003	5.91	0.03	(0.08)	(0.05)
Year ended 12/31/2002	5.66	0.17	0.28	0.45

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross		Net[4]

$–	$–	$–	$–	$–		$–	$29.16	5.96%	$771,603	1.06%[7]		1.06%[7]		0.36%[7]
(0.23)	(0.79)	–	–	–		(1.02)	27.52	17.59	680,181	1.10		1.10		(0.02)
(0.24)	(0.60)	–	–	–		(0.84)	24.29	8.33	446,794	1.15		1.15		0.18
–	–	–	–	–		–	23.20	13.34	314,526	1.20		1.20		0.39
–	–	–	–	–		–	20.47	40.88	204,015	1.30		1.30		(0.47)
–	–	–	–	–		–	14.53	(13.56)	111,685	1.31		1.31		(0.49)

–	–	–	–	–		–	25.52	5.59	77,224	1.85	[7]	1.85	[7]	(0.43)[7]
(0.02)	(0.79)	–	–	–		(0.81)	24.17	16.60	81,788	1.88		1.88		(0.80)
(0.04)	(0.60)	–	–	–		(0.64)	21.44	7.49	96,501	1.92		1.90		(0.57)
–	–	–	–	–		–	20.55	12.42	105,077	1.97		1.97		(0.38)
–	–	–	–	–		–	18.28	39.86	96,854	2.06		2.06		(1.23)
–	–	–	–	–		–	13.07	(14.24)	68,895	2.09		2.09		(1.27)

–	–	–	–	–		–	26.68	5.58	317,313	1.81	[7]	1.81	[7]	(0.39)[7]
(0.03)	(0.79)	–	–	–		(0.82)	25.27	16.70	260,254	1.84		1.84		(0.76)
(0.05)	(0.60)	–	–	–		(0.65)	22.37	7.48	150,844	1.91		1.90		(0.57)
–	–	–	–	–		–	21.42	12.44	93,149	1.97		1.97		(0.38)
–	–	–	–	–		–	19.05	39.87	59,174	2.05		2.05		(1.22)
–	–	–	–	–		–	13.62	(14.29)	38,793	2.06		2.06		(1.24)

–	–	–	–	–		–	30.02	6.12	88,698	0.78	[7]	0.78	[7]	0.64 [7]
(0.31)	(0.79)	–	–	–		(1.10)	28.29	17.91	68,591	0.81		0.81		0.27
(0.32)	(0.60)	–	–	–		(0.92)	24.95	8.70	50,142	0.85		0.85		0.48
–	–	–	–	–		–	23.81	13.76	17,287	0.86		0.86		0.73
–	–	–	–	–		–	20.93	41.42	6,577	0.93		0.93		(0.10)
–	–	–	–	–		–	14.80	(13.30)	4,353	0.93		0.93		(0.11)

(0.11)	–	–	–	–		(0.11)	5.49	1.41	23,742	1.05	[7]	1.05	[7]	3.90 [7]
(0.18)	–	–	–	–		(0.18)	5.52	3.73	22,134	1.05		1.05		3.30
(0.15)	–	–	–	–		(0.15)	5.50	0.98	19,340	1.10		1.08		2.52
(0.14)	–	–	–	–	[5]	(0.14)	5.60	0.17	19,025	1.25		1.25		1.84
(0.17)	–	–	–	(0.03)		(0.20)	5.73	0.10	25,168	1.13		1.13		1.96
(0.23)	–	(0.01)	–	–		(0.24)	5.92	8.66	29,892	1.08		1.08		3.40

(0.09)	–	–	–	–		(0.09)	5.48	1.03	11,739	1.77	[7]	1.77	[7]	3.18 [7]
(0.14)	–	–	–	–		(0.14)	5.51	3.02	14,058	1.76		1.76		2.59
(0.12)	–	–	–	–		(0.12)	5.49	0.33	25,208	1.79		1.77		1.83
(0.10)	–	–	–	–	[5]	(0.10)	5.59	(0.33)	34,921	1.89		1.89		1.20
(0.12)	–	–	–	(0.03)		(0.15)	5.71	(0.80)	62,549	1.82		1.82		1.27
(0.19)	–	(0.01)	–	–		(0.20)	5.91	8.05	99,461	1.82		1.82		2.66

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended 06/30/2007[6]	$5.52	$0.09	$(0.03)	$0.06
Year ended 12/31/2006	5.51	0.14	0.01	0.15
Year ended 12/31/2005	5.61	0.12	(0.10)	0.02
Year ended 12/31/2004	5.73	0.10	(0.12)	(0.02)
Year ended 12/31/2003	5.93	0.01	(0.06)	(0.05)
Year ended 12/31/2002	5.68	0.17	0.28	0.45
Davis Government Bond Fund Class Y:
Six months ended 06/30/2007[6]	5.57	0.11	(0.03)	0.08
Year ended 12/31/2006	5.55	0.19	0.02	0.21
Year ended 12/31/2005	5.65	0.17	(0.10)	0.07
Year ended 12/31/2004	5.77	0.15	(0.12)	0.03
Year ended 12/31/2003	5.97	0.11	(0.10)	0.01
Year ended 12/31/2002	5.72	0.22	0.28	0.50
Davis Government Money Market Fund Class A, B, C & Y:
Six months ended 06/30/2007[6]	1.000	0.024	–	0.024
Year ended 12/31/2006	1.000	0.044	–	0.044
Year ended 12/31/2005	1.000	0.026	–	0.026
Year ended 12/31/2004	1.000	0.008	–	0.008
Year ended 12/31/2003	1.000	0.006	–	0.006
Year ended 12/31/2002	1.000	0.014	–	0.014
Davis Financial Fund Class A:
Six months ended 06/30/2007[6]	47.48	0.05	2.30	2.35
Year ended 12/31/2006	42.40	0.04	7.81	7.85
Year ended 12/31/2005	41.00	0.04	3.27	3.31
Year ended 12/31/2004	36.57	0.02	4.41	4.43
Year ended 12/31/2003	26.72	0.08	9.77	9.85
Year ended 12/31/2002	32.98	0.06	(6.32)	(6.26)
Davis Financial Fund Class B:
Six months ended 06/30/2007[6]	42.82	(0.15)[3]	2.07	1.92
Year ended 12/31/2006	38.83	(0.33)[3]	7.09	6.76
Year ended 12/31/2005	38.03	(0.29)[3]	3.00	2.71
Year ended 12/31/2004	34.22	(0.33)	4.14	3.81
Year ended 12/31/2003	25.21	(0.18)	9.19	9.01
Year ended 12/31/2002	31.39	(0.21)	(5.97)	(6.18)
Davis Financial Fund Class C:
Six months ended 06/30/2007[6]	43.58	(0.13)[3]	2.10	1.97
Year ended 12/31/2006	39.46	(0.32)[3]	7.21	6.89
Year ended 12/31/2005	38.62	(0.30)[3]	3.05	2.75
Year ended 12/31/2004	34.75	(0.32)	4.19	3.87
Year ended 12/31/2003	25.61	(0.18)	9.32	9.14
Year ended 12/31/2002	31.88	(0.21)	(6.06)	(6.27)

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income		Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
											Gross		Net[4]

$(0.09)	$–	$–		$–	$–		$(0.09)	$5.49	1.01%	$8,158	1.78%[7]		1.78%[7]		3.17%[7]
(0.14)	–	–		–	–		(0.14)	5.52	2.78	7,483	1.79		1.79		2.56
(0.12)	–	–		–	–		(0.12)	5.51	0.29	5,358	1.84		1.82		1.78
(0.10)	–	–		–	–	[5]	(0.10)	5.61	(0.34)	6,688	1.93		1.93		1.16
(0.12)	–	–		–	(0.03)		(0.15)	5.73	(0.80)	12,955	1.85		1.85		1.24
(0.19)	–	(0.01)		–	–		(0.20)	5.93	8.03	25,107	1.83		1.83		2.65

(0.11)	–	–		–	–		(0.11)	5.54	1.45	360	0.91	[7]	0.91	[7]	4.04	[7]
(0.19)	–	–		–	–		(0.19)	5.57	3.86	302	0.93		0.93		3.42
(0.17)	–	–		–	–		(0.17)	5.55	1.22	115	0.98		0.97		2.63
(0.15)	–	–		–	–	[5]	(0.15)	5.65	0.61	219	1.02		1.02		2.07
(0.18)	–	–		–	(0.03)		(0.21)	5.77	0.17	263	0.92		0.92		2.17
(0.25)	–	–	[5]	–	–		(0.25)	5.97	9.05	296	0.88		0.88		3.60

(0.024)	–	–		–	–		(0.024)	1.000	2.38	547,059	0.55	[7]	0.55	[7]	4.75	[7]
(0.044)	–	–		–	–		(0.044)	1.000	4.47	558,107	0.56		0.56		4.41
(0.026)	–	–		–	–		(0.026)	1.000	2.68	513,221	0.57		0.56		2.65
(0.008)	–	–		–	–		(0.008)	1.000	0.83	572,381	0.58		0.58		0.83
(0.006)	–	–		–	–		(0.006)	1.000	0.62	571,431	0.60		0.60		0.62
(0.014)	–	–		–	–		(0.014)	1.000	1.38	600,912	0.59		0.59		1.35

–	–	–		–	–		–	49.83	4.95	830,065	0.97	[7]	0.97	[7]	0.23	[7]
–	(2.77)	–		–	–		(2.77)	47.48	18.74	818,054	0.98		0.98		0.09
–	(1.91)	–		–	–		(1.91)	42.40	8.03	613,683	0.99		0.98		0.10
–	–	–		–	–		–	41.00	12.11	583,387	1.01		1.01		0.05
–	–	–		–	–		–	36.57	36.86	535,300	1.10		1.10		0.27
–	–	–		–	–		–	26.72	(18.98)	415,641	1.11		1.11		0.18

–	–	–		–	–		–	44.74	4.49	76,912	1.87	[7]	1.87	[7]	(0.67	) [7]
–	(2.77)	–		–	–		(2.77)	42.82	17.65	95,545	1.88		1.88		(0.81)
–	(1.91)	–		–	–		(1.91)	38.83	7.08	192,049	1.88		1.85		(0.77)
–	–	–		–	–		–	38.03	11.13	276,945	1.88		1.88		(0.82)
–	–	–		–	–		–	34.22	35.74	304,513	1.98		1.98		(0.61)
–	–	–		–	–		–	25.21	(19.69)	270,645	1.95		1.95		(0.66)

–	–	–		–	–		–	45.55	4.52	95,297	1.83	[7]	1.83	[7]	(0.63	) [7]
–	(2.77)	–		–	–		(2.77)	43.58	17.70	96,478	1.85		1.85		(0.78)
–	(1.91)	–		–	–		(1.91)	39.46	7.07	94,512	1.87		1.85		(0.77)
–	–	–		–	–		–	38.62	11.14	104,508	1.89		1.89		(0.83)
–	–	–		–	–		–	34.75	35.69	108,557	1.99		1.99		(0.62)
–	–	–		–	–		–	25.61	(19.67)	94,557	1.96		1.96		(0.67)

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended 06/30/2007[6]	$48.38	$0.09		$2.34	$2.43
Year ended 12/31/2006	43.10	0.11		7.94	8.05
Year ended 12/31/2005	41.59	0.09		3.33	3.42
Year ended 12/31/2004	37.03	0.09		4.47	4.56
Year ended 12/31/2003	27.00	0.17		9.86	10.03
Year ended 12/31/2002	33.27	0.14		(6.41)	(6.27)
Davis Appreciation & Income Fund Class A:
Six months ended 06/30/2007[6]	29.71	0.31		1.51	1.82
Year ended 12/31/2006	27.94	0.68		3.52	4.20
Year ended 12/31/2005	27.50	0.59		1.11	1.70
Year ended 12/31/2004	24.95	0.65		2.57	3.22
Year ended 12/31/2003	20.30	0.74		4.65	5.39
Year ended 12/31/2002	21.36	0.80		(1.06)	(0.26)
Davis Appreciation & Income Fund Class B:
Six months ended 06/30/2007[6]	29.40	0.21	[3]	1.47	1.68
Year ended 12/31/2006	27.67	0.45	[3]	3.46	3.91
Year ended 12/31/2005	27.25	0.35		1.08	1.43
Year ended 12/31/2004	24.72	0.41		2.54	2.95
Year ended 12/31/2003	20.13	0.52		4.59	5.11
Year ended 12/31/2002	21.16	0.60		(1.03)	(0.43)
Davis Appreciation & Income Fund Class C:
Six months ended 06/30/2007[6]	29.84	0.21	[3]	1.49	1.70
Year ended 12/31/2006	28.06	0.45	[3]	3.51	3.96
Year ended 12/31/2005	27.62	0.36		1.10	1.46
Year ended 12/31/2004	25.06	0.42		2.57	2.99
Year ended 12/31/2003	20.40	0.53		4.66	5.19
Year ended 12/31/2002	21.45	0.61		(1.05)	(0.44)
Davis Appreciation & Income Fund Class Y:
Six months ended 06/30/2007[6]	29.84	0.34		1.52	1.86
Year ended 12/31/2006	28.05	0.76		3.54	4.30
Year ended 12/31/2005	27.61	0.66		1.11	1.77
Year ended 12/31/2004	25.04	0.71		2.58	3.29
Year ended 12/31/2003	20.38	0.78		4.66	5.44
Year ended 12/31/2002	21.43	0.84		(1.05)	(0.21)
Davis Real Estate Fund Class A:
Six months ended 06/30/2007[6]	46.42	0.46	[3]	(2.71)	(2.25)
Year ended 12/31/2006	40.23	0.61	[3]	13.28	13.89
Year ended 12/31/2005	39.52	0.59		4.37	4.96
Year ended 12/31/2004	30.32	0.64		9.32	9.96
Year ended 12/31/2003	22.79	0.90		7.53	8.43
Year ended 12/31/2002	22.29	0.82		0.50	1.32

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$–	$–	$–	$–	$–	$–	$50.81	5.02%	$10,140	0.82%[7]		0.82%[7]		0.38%[7]
–	(2.77)	–	–	–	(2.77)	48.38	18.90	10,566	0.84		0.84		0.23
–	(1.91)	–	–	–	(1.91)	43.10	8.18	11,815	0.85		0.84		0.24
–	–	–	–	–	–	41.59	12.31	9,980	0.85		0.85		0.21
–	–	–	–	–	–	37.03	37.15	11,563	0.91		0.91		0.46
–	–	–	–	–	–	27.00	(18.85)	12,727	0.88		0.88		0.41

(0.16)	–	–	–	–	(0.16)	31.37	6.14	580,274	1.02	[7]	1.02	[7]	2.18	[7]
(0.64)	(1.79)	–	–	–	(2.43)	29.71	15.19	393,888	1.06		1.06		2.35
(0.62)	(0.64)	–	–	–	(1.26)	27.94	6.29	224,600	1.07		1.07		2.12
(0.67)	–	–	–	–	(0.67)	27.50	13.08	149,687	1.08		1.08		2.52
(0.74)	–	–	–	–	(0.74)	24.95	26.94	114,003	1.10		1.10		3.38
(0.80)	–	–	–	–	(0.80)	20.30	(1.21)	80,751	1.09		1.09		3.69

(0.10)	–	–	–	–	(0.10)	30.98	5.71	53,087	1.86	[7]	1.85	[7]	1.35	[7]
(0.39)	(1.79)	–	–	–	(2.18)	29.40	14.20	51,102	1.89		1.89		1.52
(0.37)	(0.64)	–	–	–	(1.01)	27.67	5.30	75,289	1.94		1.93		1.26
(0.42)	–	–	–	–	(0.42)	27.25	12.06	80,729	1.99		1.99		1.61
(0.52)	–	–	–	–	(0.52)	24.72	25.71	72,181	2.03		2.03		2.45
(0.60)	–	–	–	–	(0.60)	20.13	(2.01)	53,326	2.03		2.03		2.75

(0.10)	–	–	–	–	(0.10)	31.44	5.70	150,921	1.82	[7]	1.82	[7]	1.38	[7]
(0.39)	(1.79)	–	–	–	(2.18)	29.84	14.22	90,692	1.88		1.87		1.54
(0.38)	(0.64)	–	–	–	(1.02)	28.06	5.34	55,395	1.93		1.93		1.26
(0.43)	–	–	–	–	(0.43)	27.62	12.05	34,627	1.98		1.98		1.62
(0.53)	–	–	–	–	(0.53)	25.06	25.75	24,531	2.02		2.02		2.46
(0.61)	–	–	–	–	(0.61)	20.40	(2.04)	14,428	2.05		2.04		2.74

(0.18)	–	–	–	–	(0.18)	31.52	6.25	96,465	0.76	[7]	0.76	[7]	2.44	[7]
(0.72)	(1.79)	–	–	–	(2.51)	29.84	15.49	50,052	0.80		0.80		2.61
(0.69)	(0.64)	–	–	–	(1.33)	28.05	6.52	37,110	0.83		0.83		2.36
(0.72)	–	–	–	–	(0.72)	27.61	13.35	30,260	0.86		0.86		2.74
(0.78)	–	–	–	–	(0.78)	25.04	27.13	25,892	0.88		0.88		3.60
(0.84)	–	–	–	–	(0.84)	20.38	(0.96)	19,445	0.88		0.88		3.90

(0.17)	–	–	–	–	(0.17)	44.00	(4.88)	554,836	1.08	[7]	1.08	[7]	1.93	[7]
(0.88)	(6.82)	–	–	–	(7.70)	46.42	34.58	573,375	1.09		1.09		1.37
(0.83)	(3.42)	–	–	–	(4.25)	40.23	12.76	372,571	1.10		1.09		1.48
(0.76)	–	–	–	–	(0.76)	39.52	33.22	313,378	1.26		1.26		1.93
(0.90)	–	–	–	–	(0.90)	30.32	37.52	190,505	1.30		1.30		3.40
(0.82)	–	–	–	–	(0.82)	22.79	5.89	143,585	1.28		1.28		3.17

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended 06/30/2007[6]	$46.16	$0.27	[3]	$(2.69)	$(2.42)
Year ended 12/31/2006	40.05	0.38	[3]	13.07	13.45
Year ended 12/31/2005	39.36	0.30		4.34	4.64
Year ended 12/31/2004	30.20	0.43		9.26	9.69
Year ended 12/31/2003	22.71	0.72		7.49	8.21
Year ended 12/31/2002	22.21	0.65		0.50	1.15
Davis Real Estate Fund Class C:
Six months ended 06/30/2007[6]	46.56	0.29	[3]	(2.72)	(2.43)
Year ended 12/31/2006	40.35	0.44	[3]	13.12	13.56
Year ended 12/31/2005	39.63	0.31		4.37	4.68
Year ended 12/31/2004	30.41	0.43		9.33	9.76
Year ended 12/31/2003	22.87	0.72		7.54	8.26
Year ended 12/31/2002	22.37	0.65		0.50	1.15
Davis Real Estate Fund Class Y:
Six months ended 06/30/2007[6]	46.81	0.51	[3]	(2.69)	(2.18)
Year ended 12/31/2006	40.53	0.77		13.37	14.14
Year ended 12/31/2005	39.78	0.74		4.42	5.16
Year ended 12/31/2004	30.51	0.82		9.37	10.19
Year ended 12/31/2003	22.93	1.02		7.58	8.60
Year ended 12/31/2002	22.42	0.91		0.51	1.42

Portfolio Turnover[2]	Six months
(for all classes of shares)	ended June 30,	Year ended December 31,
	2007[6]	2006	2005	2004	2003	2002
Davis Opportunity Fund	11.27%	40.26%	35.77%	22.22%	42.34%	42.74%
Davis Government Bond Fund	40.80	64.94	55.46	165.17	121.61	69.89
Davis Financial Fund	3.14	4.20	5.17	–	9.29	14.88
Davis Appreciation & Income Fund	15.62	25.33	16.64	21.26	33.35	34.26
Davis Real Estate Fund	23.46	37.97	24.86	31.37	25.93	52.57

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.08)	$–	$–	$–	$–	$(0.08)	$43.66	(5.26)%	$42,974	1.87%[7]		1.87%[7]		1.14%[7]
(0.52)	(6.82)	–	–	–	(7.34)	46.16	33.50	55,347	1.86		1.86		0.60
(0.53)	(3.42)	–	–	–	(3.95)	40.05	11.91	87,039	1.89		1.88		0.69
(0.53)	–	–	–	–	(0.53)	39.36	32.34	125,550	1.94		1.94		1.25
(0.72)	–	–	–	–	(0.72)	30.20	36.52	110,303	1.99		1.99		2.71
(0.65)	–	–	–	–	(0.65)	22.71	5.13	91,740	2.00		2.00		2.45

(0.08)	–	–	–	–	(0.08)	44.05	(5.23)	105,103	1.83	[7]	1.83	[7]	1.18	[7]
(0.53)	(6.82)	–	–	–	(7.35)	46.56	33.54	119,093	1.84		1.84		0.62
(0.54)	(3.42)	–	–	–	(3.96)	40.35	11.93	95,229	1.88		1.87		0.70
(0.54)	–	–	–	–	(0.54)	39.63	32.37	86,835	1.93		1.93		1.26
(0.72)	–	–	–	–	(0.72)	30.41	36.52	57,657	1.97		1.97		2.73
(0.65)	–	–	–	–	(0.65)	22.87	5.11	38,299	1.97		1.97		2.48

(0.22)	–	–	–	–	(0.22)	44.41	(4.71)	71,250	0.74	[7]	0.74	[7]	2.27	[7]
(1.04)	(6.82)	–	–	–	(7.86)	46.81	34.98	113,856	0.74		0.74		1.72
(0.99)	(3.42)	–	–	–	(4.41)	40.53	13.20	79,156	0.77		0.77		1.80
(0.92)	–	–	–	–	(0.92)	39.78	33.85	69,241	0.80		0.80		2.39
(1.02)	–	–	–	–	(1.02)	30.51	38.10	53,740	0.84		0.84		3.86
(0.91)	–	–	–	–	(0.91)	22.93	6.33	39,456	0.84		0.84		3.61

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.

[6]	Unaudited.

[7]	Annualized.

See Notes to Financial Statements

DAVIS SERIES, INC.

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. In a separate contract review meeting held in March 2007 the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of each Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family has contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints if applicable.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if a Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund out-performed its benchmark, the Russell 3000® Index, and exceeded the average performance of its peer group over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Opportunity Fund, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Davis Opportunity Fund is below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Opportunity Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund out-performed its benchmark, the Standard & Poor’s 500® Index, over longer-term investment horizons. Davis Financial Fund exceeded the average performance of its peer group over the 10-year, 3-year, and 1-year investment horizon, while trailing the peer group over the 5-year investment horizon.

The Independent Directors considered the total expense ratio for Davis Financial Fund, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Davis Financial Fund is below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Financial Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, over the 1-year, 3-year, and 10-year investment horizons and slightly exceeded over the 5-year investment horizon. Davis Real Estate Fund exceeded the average performance of its peer group over the 1-year, 3-year, and 5-year investment horizons and trailed the peer group over the 10-year investment horizon. While the longer-term performance was below average on a relative basis, the Directors noted the absolute performance was very good and that the range of peer group performance was very narrow.

The Independent Directors considered the total expense ratio for Davis Real Estate Fund, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Davis Real Estate Fund is below the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Real Estate Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund out-performed its benchmark, the Standard & Poor’s 500® Index, over longer investment periods and exceeded the average performance of its peer group over all investment horizons reviewed.

The Independent Directors considered the total expense ratio for Davis Appreciation & Income Fund, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Davis Appreciation & Income Fund is above the average, but within the range, of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Appreciation & Income Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund trailed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index and trailed the average performance of its peer group (except for the 5-year period) over all investment horizons reviewed. The Independent Directors noted that, unlike the other government bond funds in its peer group, Davis Government Bond Fund invests exclusively in U.S. Government securities. The Fund is designed to offer a conservative safe haven for shareholders exchanging out of the equity funds.

The Independent Directors noted that while the management fee was low, the total expense ratio for Davis Government Bond Fund was higher than its peer group. The higher expense ratio also reduced relative investment performance.

The Independent Directors considered the fixed advisory fee schedule for Davis Government Bond Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Government Money Market Fund

The Independent Directors noted that Davis Government Money Market Fund exceeded the average performance of its peer group over all reviewed investment horizons.

The Independent Directors considered the total expense ratio for Davis Government Money Market Fund, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors noted that the advisory fee for Davis Money Market Fund is above the average of its peer group.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Government Money Market Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (a newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a Managing Director and Global Head of Marketing and Distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-service provider); through March 2007, Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS SERIES, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President – Davis Appreciation & Income
John S. Gates, Jr.	Fund, Davis Real Estate Fund &
Thomas S. Gayner	Vice President – Davis Opportunity Fund, Davis
Jerry D. Geist	Government Bond Fund, Davis Government
G. Bernard Hamilton	Money Market Fund, & Davis Financial Fund
Samuel H. Iapalucci	Christopher C. Davis
Robert P. Morgenthau	President – Davis Opportunity Fund,
Christian R. Sonne	Davis Financial Fund & Vice President - Davis
Marsha Williams	Government Bond Fund, Davis Government
Money Market Fund, Davis Appreciation &
Income Fund, & Davis Real Estate Fund
Creston A. King
President – Davis Government Money Market
Investment Adviser	Fund & Davis Government Bond Fund
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)	Kenneth C. Eich
2949 East Elvira Road, Suite 101	Executive Vice President & Principal
Tucson, Arizona 85706	Executive Officer
(800) 279-0279	Sharra L. Haynes
Vice President & Chief Compliance Officer
Distributor	Douglas A. Haines
Davis Distributors, LLC	Vice President & Principal Accounting Officer
2949 East Elvira Road, Suite 101	Thomas D. Tays
Tucson, Arizona 85706	Vice President & Secretary

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 10, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 10, 2007